UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22329

Nuveen Mortgage and Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive

Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Mark L. Winget

Vice President and Secretary

333 West Wacker Drive

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 257-8787

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1.	Reports to Stockholders.

Closed-End Funds	June 30, 2025

Nuveen

Closed-End Funds

This semi-annual report contains the Funds’ unaudited financial statements.

Nuveen Global High Income Fund	JGH
Nuveen Core Plus Impact Fund	NPCT
Nuveen Mortgage and Income Fund	JLS

Semi-Annual Report

Table

of Contents

Important Notices

Portfolio manager commentaries: The Funds include portfolio manager commentary in their annual shareholder reports. For your Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s annual shareholder report.

Fund changes: For changes that occurred to your Fund both during and after this reporting period, please refer to the Notes to Financial Statements section of this report.

Fund principal investment policies and principal risks: Refer to the Shareholder Update section of your Fund’s annual shareholder report for information on the Fund’s principal investment policies and principal risks.

Fund performance: For current information on your Fund’s average annual total returns please refer to the Fund’s website at www.nuveen.com. For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

JGH - Portfolio manager updates: Effective February 11, 2025, James Kim and Mark Zheng, CFA have been added as portfolio managers of the Fund. Effective June 30, 2025, Aashh Parekh, CFA was added as a portfolio manager of the Fund. Effective July 1, 2025, Kevin Lorenz retired and is no longer a portfolio manager of the Fund.

JGH - Investment policy change: Effective April 30, 2025, the following policy changes were made to the Fund.

•	Removed the Fund’s policy limiting investments in emerging markets debt to 25% of managed assets.

•	Removed the Fund’s policy requiring a minimum 40% of managed assets in non-U.S. securities.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the distributions for each fund are current as of June 30, 2025, the Funds’ fiscal and tax year end, and may differ from previously issued distribution notices.

Each Fund’s distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of its common shares (stated in terms of a fixed cents per common share dividend distribution rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode. The practice of maintaining a stable distribution level had no material effect on each Fund’s investment strategy during the most recent fiscal period and is not expected to have such an effect in future periods, however, distributions in excess of Fund returns will cause its NAV per share to erode. For additional information, refer to the distribution information section below and in the Notes to Financial Statements herein.

Actual amounts and sources for tax reporting purposes will be determined as of the Fund’s fiscal year-end and reported to shareholders on Form 1099-DIV.

Because distribution source estimates are updated throughout the current fiscal year based on a fund’s performance, these estimates may differ from both the tax information reported to you in your fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment.

The figures in the table below provide an estimate of the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” The Funds attribute these estimates equally to each regular distribution throughout the year. Consequently, the estimated information shown below is for the current distribution, and also represents an updated estimate for all prior months in the fiscal year. These estimates should not be used for tax reporting purposes. The final determination for all distributions paid in 2025 will be made in early 2026 and reported to you on Form 1099-DIV. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/en-us/closed-end-funds.

Data as of June 30, 2025

		Current Month Percentage of Distributions			Fiscal YTD Per Share Amounts
Fund	Latest Monthly Per Share Distributions	Net Investment Income	Realized Gains	Return of Capital	Total Distributions	Net Investment Income	Realized Gains	Return of Capital
JGH(FYE 12/31)	$0.1035	97.90%	0.00%	2.10%	$0.6210	$0.6080	$0.0000	$0.0130
NPCT(FYE 12/31)	$0.1075	31.90%	0.00%	68.10%	$0.7025	$0.2243	$0.0000	$0.4782

NUVEEN CLOSED-END FUND DISTRIBUTION AMOUNTS

The Nuveen Closed-End Funds’ monthly and quarterly periodic distributions to shareholders are posted on www.nuveen.com and can be found on Nuveen’s enhanced closed-end fund resource page, which is at https://www.nuveen.com/resource-center- closedend funds, along with other Nuveen closed-end fund product updates. To ensure timely access to the latest information, shareholders may use a subscribe function, which can be activated at this web page (https://www.nuveen.com/subscriptions).

COMMON SHARE REPURCHASES

The Funds’ Board of Trustees authorized an open-market share repurchase program, allowing each Fund to repurchase and retire an aggregate of up to approximately 10% of its outstanding common shares.

During the current reporting period, the Funds did not repurchase any of their outstanding common shares. As of June 30, 2025, and since the inception of the Funds’ repurchase program, each Fund have cumulatively repurchased and retired its outstanding common shares as shown in the accompanying table.

	JGH	NPCT	JLS
Common shares cumulatively repurchased and retired	900,000	0	10,814
Common shares authorized for repurchase	2,315,000	2,875,000	545,000

5

About the Funds’ Benchmarks

Bloomberg Global High Yield Index (USD Hedged): An index designed to measure the performance of the fixed-rate, high yield debt of companies in the U.S., developed markets and emerging markets. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Bloomberg MSCI U.S. Green Bond Index: An index designed to measure the performance of USD - denominated, U.S. and non-U.S. fixed income securities, issued to fund projects with direct environmental benefits. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Bloomberg U.S. Aggregate Bond Index: An index designed to measure the performance of the USD-denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Bloomberg U.S. Corporate High Yield Bond Index: An index designed to measure the performance of the USD- denominated, fixed rate corporate high yield bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

ICE BofA U.S. ABS & CMBS Index: An index that consists of a 50/50 blend of USD-denominated investment grade fixed- and floating-rate asset backed securities (ABS) and fixed-rate commercial mortgage-backed securities (CMBS) publicly issued in the U.S. domestic market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Fund Performance, Leverage and Holdings Summaries

The Fund Performance, Leverage and Holding Summaries for each Fund are shown below within this section of the report.

Fund Performance

Performance data for each Fund shown below represents past performance and does not predict or guarantee future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. For performance, current to the most recent month-end visit Nuveen.com or call (800) 257-8787.

Impact of Leverage

One important factor impacting the returns of the Funds’ common shares relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of bank borrowings, Taxable Fund Preferred Shares (TFP) and/or reverse repurchase agreements. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that a Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio of long-term bonds that it has bought with the proceeds of that leverage.

However, use of leverage can expose Fund common shares to additional price volatility. When a Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are higher than their prior year lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer- term periods.

Leverage Ratios

Each Fund’s Effective Leverage and Regulatory Leverage Ratios are set forth below. “Effective Leverage” is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. “Regulatory Leverage” consists of preferred shares or borrowings of a Fund. Regulatory Leverage is a part of a Fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940. A Fund, however, may from time to time borrow for temporary purposes, typically on a transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such temporary borrowings are excluded from the calculation of a Fund’s Effective Leverage and Regulatory Leverage ratios.

Holding Summaries

The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the Fund’s Portfolio of Investments for individual security information.

With respect to JGH and NPCT, the Funds use credit quality ratings for its portfolio securities provided by Standard & Poor’s Group, Moody’s Investors Service, Inc. and Fitch, Inc. If all three provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

With respect to JLS, the ratings disclosed are the highest rating given by Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies.

Fund Performance, Leverage and Holdings Summaries (continued)

Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below- investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

JGH	Nuveen Global High Income Fund Fund Performance, Leverage and Holdings June 30, 2025

Performance*

			Total Returns as of June 30, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
JGH at Common Share NAV	11/24/14	4.11%	12.80%	7.14%	5.04%
JGH at Common Share Price	11/24/14	5.64%	11.21%	9.49%	6.99%
Bloomberg Global High Yield Index (USD Hedged)	—	4.65%	11.53%	5.85%	5.36%

*	For purposes of Fund performance, relative results are measured against the Bloomberg Global High Yield Index (USD Hedged).

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$13.77	$12.93	(6.10)%	(6.14)%

Fund Performance, Leverage and Holdings June 30, 2025 (continued)

Leverage and Holdings

Leverage
Effective Leverage	28.55%
Regulatory Leverage	25.03%

Fund Allocation (% of net assets)
Corporate Bonds	92.4%
Variable Rate Senior Loan Interests	24.3%
Sovereign Debt	18.3%
Preferred Stock	1.0%
Mortgage-Backed Securities	0.7%
Common Stocks	0.2%
Asset-Backed Securities	0.2%
Repurchase Agreements	1.4%
Other Assets & Liabilities, Net	1.6%
Reverse Repurchase Agreements, including accrued interest	(6.7)%
Borrowings	(33.4)%
Net Assets	100%

Top Five Issuers (% of total investments)
Turkiye Government International Bond	1.5%
Petroleos Mexicanos	1.4%
Argentine Republic Government International Bond	1.4%
CSC Holdings LLC	1.3%
Egypt Government International Bond	1.3%

Portfolio Composition[1] (% of total investments)
Banks	9.4%
Energy	9.0%
Health Care Equipment & Services	7.9%
Utilities	7.3%
Financial Services	5.3%
Telecommunication Services	5.2%
Software & Services	4.3%
Insurance	3.9%
Media & Entertainment	4.0%
Materials	3.8%
Food, Beverage & Tobacco	3.5%
Commercial & Professional Services	3.0%
Transportation	3.0%
Capital Goods	2.7%
Pharmaceuticals, Biotechnology & Life Sciences	2.3%
Consumer Durables & Apparel	2.1%
Consumer Discretionary Distribution & Retail	2.0%
Automobiles & Components	1.8%
Consumer Services	1.6%
Equity Real Estate Investment Trusts (REITs)	1.1%
Other	2.0%
Sovereign Debt	13.2%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.1%
Repurchase Agreements	1.0%
Total	100%

Portfolio Credit Quality (% of total investments)
A	0.0%
BBB	9.7%
BB or Lower	86.5%
N/R (not rated)	3.8%
Total	100%

Country Allocation[2,3] (% of total investments)
United States	57.2%
United Kingdom	3.9%
Mexico	3.5%
Canada	3.0%
Turkey	2.6%
Spain	2.4%
Colombia	2.2%
South Africa	2.0%
Argentina	1.8%
Switzerland	1.8%
France	1.7%
Netherlands	1.5%
Other	16.4%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2	Includes 25.9% (as a percentage of total investments) in emerging market countries.
3	“Other” countries include thirty-four countries that individually constitute less than 1.4% as a percentage of total investments.

NPCT	Nuveen Core Plus Impact Fund Fund Performance, Leverage and Holdings June 30, 2025

Performance*

		Total Returns as of June 30, 2025
		Cumulative	Average Annual
	Inception Date	6-Month	1-Year	Since Inception
NPCT at Common Share NAV	4/27/21	3.65%	7.43%	(4.41)%
NPCT at Common Share Price	4/27/21	13.80%	17.03%	(3.70)%
Bloomberg U.S. Aggregate Bond Index	—	4.02%	6.08%	(0.52)%
NPCT Blended Benchmark	—	4.22%	8.17%	1.77%

*For purposes of Fund performance, relative results are measured against the NPCT Blended Benchmark. The Fund’s Blended Benchmark consists of:

1) 60% of Bloomberg MSCI U.S. Green Bond Index and 2) 40% Bloomberg U.S. Corporate High Yield Bond Index.

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$11.35	$11.21	(1.23)%	(7.24)%

Fund Performance, Leverage and Holdings June 30, 2025 (continued)

Leverage and Holdings

Leverage
Effective Leverage	35.72%
Regulatory Leverage	28.88%

Fund Allocation (% of net assets)
Corporate Bonds	103.8%
Mortgage-Backed Securities	22.0%
Sovereign Debt	6.6%
Preferred Stock	5.9%
Municipal Bonds	4.2%
Variable Rate Senior Loan Interests	4.2%
U.S. Government and Agency Obligations	2.9%
Asset-Backed Securities	2.4%
Repurchase Agreements	1.0%
Other Assets & Liabilities, Net	2.6%
Reverse Repurchase
Agreements, including accrued interest	(15.0)%
Borrowings	(19.2)%
TFP Shares, Net	(21.4)%
Net Assets	100%

Portfolio Composition[1] (% of total investments)
Utilities	29.7%
Banks	14.0%
Financial Services	8.0%
Capital Goods	4.4%
Materials	3.1%
Energy	2.8%
Telecommunication Services	2.7%
Commercial & Professional Services	2.3%
Consumer Discretionary Distribution & Retail	1.4%
Automobiles & Components	1.4%
Consumer Durables & Apparel	1.2%
Transportation	0.9%
Insurance	0.9%
Real Estate Management & Development	0.7%
Technology Hardware & Equipment	0.5%
Equity Real Estate Investment Trusts (Reits)	0.3%
Mortgage-Backed Securities	14.4%
Sovereign Debt	4.3%
Municipal Bonds	2.8%
U.S. Government and Agency Obligations	1.9%
Asset-Backed Securities	1.6%
Repurchase Agreements	0.7%
Total	100%

Portfolio Credit Quality (% of total investments)
AAA	0.4%
AA	5.7%
A	6.8%
BBB	42.3%
BB or Lower	35.1%
N/R (not rated)	9.7%
Total	100%

Country Allocation[2,3] (% of total investments)
United States	60.1%
Italy	5.7%
United Kingdom	4.6%
Chile	4.0%
Mexico	3.5%
Australia	2.8%
Indonesia	2.3%
India	2.3%
Benin	2.0%
Canada	2.0%
Turkey	1.7%
France	1.7%
Other	7.3%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the table above.
2	Includes 20.9% (as a percentage of total investments) in emerging market countries.
3	“Other” countries include eight countries that individually constitute less than 1.5% as a percentage of total investments.

JLS	Nuveen Mortgage and Income Fund Fund Performance, Leverage and Holdings June 30, 2025

Performance*

			Total Returns as of June 30, 2025
	Cumulative		Average Annual
	Inception Date	6-Month	1-Year	5-Year	10-Year
JLS at Common Share NAV	11/25/09	5.47%	10.39%	5.76%	4.67%
JLS at Common Share Price	11/25/09	9.38%	14.87%	6.84%	6.13%
Bloomberg U.S. Aggregate Bond Index	—	4.02%	6.08%	(0.73)%	1.76%
JLS Blended Benchmark	—	3.66%	7.01%	2.04%	2.76%

*For purposes of Fund performance, relative results are measured against the linked returns between the ICE BofA U.S. ABS & CMBS Index (effective October 13, 2019) and the Bloomberg U.S. Aggregate Bond Index (through October 13, 2019).

Daily Common Share NAV and Share Price

Common Share NAV	Common Share Price	Premium/(Discount) to NAV	Average Premium/(Discount) to NAV
$19.57	$18.74	(4.24)%	(5.21)%

Fund Performance, Leverage and Holdings June 30, 2025 (continued)

Leverage and Holdings

Leverage
Effective Leverage	22.24%
Regulatory Leverage	2.30%

Fund Allocation (% of net assets)
Mortgage-Backed Securities	86.6%
Asset-Backed Securities	39.2%
Short-Term U.S. Government and Agency Obligations	5.1%
Other Assets & Liabilities, Net	(2.1)%
Reverse Repurchase Agreements, including accrued interest	(26.4)%
Borrowings	(2.4)%
Net Assets	100%

Portfolio Credit Quality (% of total investments)
AAA	2.0%
AA	1.1%
A	7.8%
BBB	14.4%
BB or Lower	42.4%
N/R (not rated)	32.3%
Total	100%

Portfolio of Investments June 30, 2025

JGH

(Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		LONG-TERM INVESTMENTS - 137.1% (99.0% of Total Investments)
		ASSET-BACKED SECURITIES - 0.2% (0.1% of Total Investments)
$750,000	(a)	Industrial DPR Funding Ltd , Series 2022 1A	5.380%	04/15/34	$670,268
		TOTAL ASSET-BACKED SECURITIES (Cost $750,000)			670,268

SHARES		DESCRIPTION			VALUE
		COMMON STOCKS - 0.2% (0.2% of Total Investments)

		MEXICO - 0.2%
47,127	(b)	Grupo Aeromexico SAB de CV			753,449
		TOTAL MEXICO			753,449
		TOTAL COMMON STOCKS (Cost $885,858)			753,449

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		CORPORATE BONDS - 92.4% (66.7% of Total Investments)

		ARGENTINA - 0.6%
1,000,000	(c)	Pampa Energia SA	7.875	12/16/34	997,610
1,000,000	(c)	YPF SA	8.250	01/17/34	999,843
		TOTAL ARGENTINA			1,997,453

		BRAZIL - 0.7%
638,000	(c)	Ambipar Lux Sarl	9.875	02/06/31	602,988
300,000	(c)	LD Celulose International GmbH	7.950	01/26/32	315,750
500,000	(c)	Minerva Luxembourg SA	8.875	09/13/33	540,109
980,000		Petrobras Global Finance BV	6.900	03/19/49	930,186
		TOTAL BRAZIL			2,389,033

		CANADA - 4.2%
2,047,000	(c)	AltaGas Ltd	7.200	10/15/54	2,047,452
1,000,000	(c)	Baytex Energy Corp	7.375	03/15/32	954,889
2,000,000		Enbridge Inc	8.500	01/15/84	2,226,736
3,600,000	(c)	Garda World Security Corp	8.375	11/15/32	3,697,952
640,000	(c)	New Flyer Holdings Inc	9.250	07/01/30	675,227
2,026,000		Rogers Communications Inc	7.125	04/15/55	2,053,561
1,105,000	(c)	South Bow Canadian Infrastructure Holdings Ltd	7.625	03/01/55	1,147,163
575,000	(c)	South Bow Canadian Infrastructure Holdings Ltd	7.500	03/01/55	593,255
		TOTAL CANADA			13,396,235

		CHILE - 0.9%
600,000	(c)	AES Andes SA	8.150	06/10/55	620,763
400,000	(c),(d)	Banco de Credito e Inversiones SA	8.750	N/A	422,012
1,000,000	(c),(d)	Banco del Estado de Chile	7.950	N/A	1,038,750
750,000	(c)	Latam Airlines Group SA	7.875	04/15/30	765,000
		TOTAL CHILE			2,846,525

		COLOMBIA - 2.2%
475,000	(c)	Banco Davivienda SA	8.125	07/02/35	476,567
800,000		Bancolombia SA	8.625	12/24/34	841,132
625,000	(e)	Ecopetrol SA	6.875	04/29/30	619,326
1,000,000	(e)	Ecopetrol SA	5.875	11/02/51	658,386
1,500,000	(e)	Ecopetrol SA	8.875	01/13/33	1,547,408
80,000		Ecopetrol SA	8.375	01/19/36	77,189
500,000	(e)	Ecopetrol SA	7.750	02/01/32	491,376
550,000	(c)	Gran Tierra Energy Inc	9.500	10/15/29	418,586
1,050,000	(c)	Grupo Aval Ltd	4.375	02/04/30	962,793
1,000,000	(c)	Grupo Nutresa SA	9.000	05/12/35	1,079,477
		TOTAL COLOMBIA			7,172,240

		COSTA RICA - 0.5%
1,500,000	(c),(e)	Liberty Costa Rica Senior Secured Finance	10.875	01/15/31	1,595,250
		TOTAL COSTA RICA			1,595,250

See Notes to Financial Statements	15

Portfolio of Investments June 30, 2025 (continued)

JGH

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		FRANCE - 2.3%
$355,000	(c)	Altice France SA	8.125%	02/01/27	$319,500
3,560,000	(c),(d)	BNP Paribas SA	7.450	N/A	3,581,360
2,295,000	(c)	Iliad Holding SASU	8.500	04/15/31	2,454,789
1,000,000	(c),(d)	Societe Generale SA	10.000	N/A	1,091,344
		TOTAL FRANCE			7,446,993

		GERMANY - 1.7%
EUR 2,000,000	(d)	Deutsche Bank AG, Reg S	7.125	N/A	2,401,969
2,815,000	(c)	IHO Verwaltungs GmbH	8.000	11/15/32	2,878,450
		TOTAL GERMANY			5,280,419

		GHANA - 0.4%
725,000	(c)	Kosmos Energy Ltd	8.750	10/01/31	537,208
951,000	(c)	Tullow Oil PLC	10.250	05/15/26	824,993
		TOTAL GHANA			1,362,201

		GUATEMALA - 0.2%
525,000	(c)	Millicom International Cellular SA	7.375	04/02/32	538,910
		TOTAL GUATEMALA			538,910

		INDIA - 0.2%
482,250	(c)	Continuum Green Energy India Pvt / Co-Issuers	7.500	06/26/33	495,955
		TOTAL INDIA			495,955

		INDONESIA - 0.9%
1,000,000	(c)	Indika Energy Tbk PT	8.750	05/07/29	962,600
500,000	(c)	Medco Laurel Tree Pte Ltd	6.950	11/12/28	495,736
1,500,000	(c),(e)	Medco Maple Tree Pte Ltd	8.960	04/27/29	1,561,351
		TOTAL INDONESIA			3,019,687

		ISRAEL - 1.2%
2,351,000	(c)	Energean Israel Finance Ltd, Reg S	5.875	03/30/31	2,165,488
485,000	(c)	Energean Israel Finance Ltd, Reg S	8.500	09/30/33	496,930
1,250,000	(c)	Leviathan Bond Ltd, Reg S	6.500	06/30/27	1,239,423
		TOTAL ISRAEL			3,901,841

		ITALY - 0.6%
2,000,000	(c),(d)	Intesa Sanpaolo SpA	7.700	N/A	2,003,690
		TOTAL ITALY			2,003,690

		KUWAIT - 0.2%
500,000	(c),(d)	NBK Tier 1 Ltd	3.625	N/A	482,161
		TOTAL KUWAIT			482,161

		MEXICO - 4.6%
1,975,000	(c),(d)	Banco Mercantil del Norte SA/Grand Cayman	8.375	N/A	2,047,994
1,125,000	(c),(d)	Banco Mercantil del Norte SA/Grand Cayman	8.750	N/A	1,135,471
1,000,000	(c)	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX	8.450	06/29/38	1,057,682
1,000,000	(c)	Grupo Aeromexico SAB de CV	8.625	11/15/31	955,150
476,000	(c)	Nemak SAB de CV	3.625	06/28/31	394,357
750,000	(c)	Orbia Advance Corp SAB de CV	7.500	05/13/35	776,640
950,000		Petroleos MexicanosA1	6.625	06/15/35	800,640
5,871,000	(e)	Petroleos Mexicanos	6.700	02/16/32	5,454,616
1,500,000	(c)	Saavi Energia Sarl	8.875	02/10/35	1,565,250
500,000	(c)	Trust Fibra Uno	8.250	01/23/37	526,908
		TOTAL MEXICO			14,714,708

		NETHERLANDS - 1.2%
3,000,000	(d)	ING Groep NV, Reg S	7.500	N/A	3,093,750
545,000	(c)	Trivium Packaging Finance BV	8.250	07/15/30	576,330
		TOTAL NETHERLANDS			3,670,080

		NIGERIA - 0.8%
875,000	(c),(e)	Access Bank PLC	6.125	09/21/26	862,072
500,000	(c)	IHS Holding Ltd	6.250	11/29/28	485,955
1,250,000	(c),(e)	IHS Holding Ltd	8.250	11/29/31	1,260,916
		TOTAL NIGERIA			2,608,943

16	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		PANAMA - 0.5%
$665,000	(c),(e)	C&W Senior Finance Ltd	9.000%	01/15/33	$679,987
400,000	(c)	Empresa de Transmision Electrica SA	5.125	05/02/49	286,000
200,000	(c)	Sable International Finance Ltd	7.125	10/15/32	200,532
551,554	(c)	UEP Penonome II SA2020 1	6.500	10/01/38	488,036
		TOTAL PANAMA			1,654,555

		PERU - 0.2%
500,000	(c)	Hunt Oil Co of Peru LLC Sucursal Del Peru	7.750	11/05/38	526,070
		TOTAL PERU			526,070

		PUERTO RICO - 0.5%
2,275,000	(c)	LCPR Senior Secured Financing DAC	6.750	10/15/27	1,532,417
		TOTAL PUERTO RICO			1,532,417

		SOUTH AFRICA - 1.6%
1,400,000	(c),(e)	Eskom Holdings SOC Ltd	6.350	08/10/28	1,414,000
500,000	(c),(e)	Eskom Holdings SOC Ltd	8.450	08/10/28	525,387
1,500,000		Sasol Financing USA LLC	5.500	03/18/31	1,232,615
1,750,000	(c),(e)	Transnet SOC Ltd	8.250	02/06/28	1,810,094
		TOTAL SOUTH AFRICA			4,982,096

		SPAIN - 3.4%
1,800,000	(d)	Banco Bilbao Vizcaya Argentaria SA	9.375	N/A	1,986,469
4,200,000	(d)	Banco Santander SA	9.625	N/A	4,898,133
4,000,000	(c)	Grifols SA	4.750	10/15/28	3,845,308
		TOTAL SPAIN			10,729,910

		SUPRANATIONAL - 0.3%
1,000,000	(c)	Banque Ouest Africaine de Developpement	8.200	02/13/55	1,000,602
		TOTAL SUPRANATIONAL			1,000,602

		SWITZERLAND - 2.5%
1,500,000	(a)	Credit Suisse Group AG	7.500	01/17/72	172,500
3,030,000	(c),(d)	UBS Group AG	9.250	N/A	3,503,925
3,000,000	(c)	VistaJet Malta Finance PLC / Vista Management Holding Inc	6.375	02/01/30	2,812,440
1,475,000	(c)	VistaJet Malta Finance PLC / Vista Management Holding Inc	9.500	06/01/28	1,515,994
		TOTAL SWITZERLAND			8,004,859

		TOGO - 0.2%
500,000	(c)	Ecobank Transnational Inc	10.125	10/15/29	510,625
		TOTAL TOGO			510,625

		TURKEY - 1.5%
1,000,000	(c)	Limak Cimento Sanayi ve Ticaret AS	9.750	07/25/29	1,000,480
925,000	(c)	Sisecam UK PLC	8.625	05/02/32	934,820
750,000	(c)	Turkiye Vakiflar Bankasi TAO	8.994	10/05/34	773,219
900,000	(c)	Ulker Biskuvi Sanayi AS	7.875	07/08/31	920,039
1,000,000	(c)	Yapi ve Kredi Bankasi AS	9.250	01/17/34	1,043,200
		TOTAL TURKEY			4,671,758

		UNITED KINGDOM - 5.3%
1,045,000	(c),(e)	Ardonagh Finco Ltd	7.750	02/15/31	1,092,515
1,575,000	(c),(e)	Ardonagh Group Finance Ltd	8.875	02/15/32	1,657,289
1,475,000	(d)	Barclays PLC	8.000	N/A	1,547,167
1,000,000	(c)	Fidelis Insurance Holdings Ltd	6.625	04/01/41	997,000
2,000,000	(d)	Lloyds Banking Group PLC	8.000	N/A	2,109,208
1,000,000	(d)	Lloyds Banking Group PLC	6.750	N/A	978,480
2,000,000	(c)	Merlin Entertainments Group US Holdings Inc	7.375	02/15/31	1,787,229
1,420,000	(c)	Motion Finco Sarl	8.375	02/15/32	1,300,861
1,400,000	(d)	NatWest Group PLC	8.125	N/A	1,510,116
3,690,000	(c)	Zegona Finance PLC	8.625	07/15/29	3,939,075
		TOTAL UNITED KINGDOM			16,918,940

		UNITED STATES - 52.9%
1,000,000	(c)	1261229 BC Ltd	10.000	04/15/32	1,008,770
1,000,000	(c)	Acrisure LLC / Acrisure Finance Inc	8.500	06/15/29	1,042,820
2,000,000	(c)	Advantage Sales & Marketing Inc	6.500	11/15/28	1,559,040
1,500,000	(d)	Ally Financial Inc	4.700	N/A	1,345,272
1,500,000	(c)	Alta Equipment Group Inc	9.000	06/01/29	1,398,786
3,258,400	(c)	Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp	7.000	04/15/30	3,044,134

See Notes to Financial Statements	17

Portfolio of Investments June 30, 2025 (continued)

JGH

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UNITED STATES (continued)
$3,880,000	(c)	APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves	7.875%	11/01/29	$3,968,891
2,000,000	(c),(e)	Azorra Finance Ltd	7.750	04/15/30	2,085,496
1,000,000	(c)	Bausch Health Cos Inc	11.000	09/30/28	990,000
1,700,000	(c),(f)	Beach Acquisition Bidco LLC	10.000	07/15/33	1,762,075
5,500,000	(c)	Brightline East LLC	11.000	01/31/30	4,070,000
2,000,000	(c)	CD&R Smokey Buyer Inc	9.500	10/15/29	1,629,785
600,000	(c)	Champ Acquisition Corp	8.375	12/01/31	637,576
1,750,000	(c)	CHS/Community Health Systems Inc	4.750	02/15/31	1,496,045
2,405,000	(c)	CHS/Community Health Systems Inc	10.875	01/15/32	2,548,980
1,905,000	(c)	Clue Opco LLC	9.500	10/15/31	2,019,710
1,000,000	(c)	Clydesdale Acquisition Holdings Inc	8.750	04/15/30	1,022,824
1,660,000	(c)	Compass Minerals International Inc	8.000	07/01/30	1,715,013
5,000,000	(c)	Condor Merger Sub Inc	7.375	02/15/30	4,721,919
1,100,000	(c)	Cornerstone Building Brands Inc	9.500	08/15/29	1,011,253
3,100,000	(c)	CSC Holdings LLC	11.250	05/15/28	3,088,333
2,905,000	(c)	CSC Holdings LLC	11.750	01/31/29	2,763,108
500,000	(c)	Dcli Bidco LLC	7.750	11/15/29	506,479
1,500,000	(c)	Dealer Tire LLC / DT Issuer LLC	8.000	02/01/28	1,448,813
1,900,000		DENTSPLY SIRONA Inc	8.375	09/12/55	1,910,482
970,000	(c)	Dornoch Debt Merger Sub Inc	6.625	10/15/29	751,154
1,000,000		EchoStar Corp	10.750	11/30/29	1,030,000
4,500,000	(c)	Encore Capital Group Inc	8.500	05/15/30	4,826,677
1,000,000	(d)	Energy Transfer LP	7.125	N/A	1,018,664
1,939,000	(c)	Enstar Group Ltd	7.500	04/01/45	1,994,548
2,500,000		EUSHI Finance Inc	7.625	12/15/54	2,588,027
3,000,000	(c)	Ferrellgas LP / Ferrellgas Finance Corp	5.875	04/01/29	2,775,508
1,900,000	(c)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc	6.750	01/15/30	1,753,323
2,600,000	(c)	Fiesta Purchaser Inc	9.625	09/15/32	2,743,437
2,000,000	(d),(g)	Fifth Third Bancorp (TSFR3M + 3.295%)	7.590	N/A	2,012,066
1,500,000	(d),(g)	First Citizens BancShares Inc/NC (TSFR3M + 4.234%)	8.552	N/A	1,548,107
3,000,000		FMC Corp	8.450	11/01/55	3,070,121
2,240,000	(c)	Freedom Mortgage Holdings LLC	8.375	04/01/32	2,264,140
1,700,000	(c)	Getty Images Inc	9.750	03/01/27	1,666,093
1,289,042	(c)	Global Medical Response Inc, (cash 9.500%, PIK 10.000%)	10.000	10/31/28	1,289,042
1,000,000	(c)	Heartland Dental LLC / Heartland Dental Finance Corp	10.500	04/30/28	1,055,891
1,000,000	(c)	Hilcorp Energy I LP / Hilcorp Finance Co	7.250	02/15/35	977,851
500,000	(c)	Hilcorp Energy I LP / Hilcorp Finance Co	8.375	11/01/33	518,794
1,230,000	(c)	Icahn Enterprises LP / Icahn Enterprises Finance Corp	10.000	11/15/29	1,217,730
1,750,000		Icahn Enterprises LP / Icahn Enterprises Finance Corp	9.000	06/15/30	1,636,419
2,400,000	(c)	ILFC E-Capital Trust I	6.430	12/21/65	2,006,734
1,000,000		Kennedy-Wilson Inc	4.750	03/01/29	937,215
2,000,000	(c)	Kohl’s Corp	10.000	06/01/30	2,073,038
1,500,000	(c),(d)	Land O’ Lakes Inc	8.000	N/A	1,428,750
1,000,000	(c),(d)	Land O’ Lakes Inc	7.000	N/A	836,250
3,000,000	(c)	Level 3 Financing Inc	3.625	01/15/29	2,565,000
1,295,000	(c)	LifePoint Health Inc	11.000	10/15/30	1,428,639
2,500,000	(c)	LifePoint Health Inc	10.000	06/01/32	2,579,163
2,500,000	(c)	LONG RIDGE ENERGY LLC	8.750	02/15/32	2,596,883
2,014,000	(c)	Michaels Cos Inc/The	7.875	05/01/29	1,319,170
750,000	(c)	Michaels Cos Inc/The	5.250	05/01/28	599,626
515,000	(c)	MPT Operating Partnership LP / MPT Finance Corp	8.500	02/15/32	538,976
2,000,000		MPT Operating Partnership LP / MPT Finance Corp	5.000	10/15/27	1,847,376
1,500,000	(c)	Neptune Bidco US Inc	9.290	04/15/29	1,460,528
1,200,000		Newell Brands Inc	5.750	04/01/46	1,025,209
1,500,000	(c),(d)	NRG Energy Inc	10.250	N/A	1,665,648
3,020,000	(c)	Owens-Brockway Glass Container Inc	7.250	05/15/31	3,094,932
1,750,000		Paramount Global	6.375	03/30/62	1,719,437
3,360,000		PG&E Corp	7.375	03/15/55	3,181,988
3,000,000	(d),(g)	Plains All American Pipeline LP (TSFR3M + 4.372%)	8.698	N/A	3,006,342
2,520,000	(c)	Prime Healthcare Services Inc	9.375	09/01/29	2,501,100
1,022,875	(c)	Rackspace Finance LLC	3.500	05/15/28	411,189

18	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UNITED STATES (continued)
$2,250,000	(c)	Radiology Partners Inc, (cash 9.781%, PIK 9.781%)	9.781%	02/15/30	$2,210,625
2,630,000	(c)	Radiology Partners Inc	8.500	07/15/32	2,636,128
1,625,000	(c)	RR Donnelley & Sons Co	9.500	08/01/29	1,625,000
2,000,000	(c)	RR Donnelley & Sons Co	10.875	08/01/29	1,932,035
2,400,000	(c)	S&S Holdings LLC	8.375	10/01/31	2,345,503
1,000,000	(c),(d)	SBL Holdings Inc	9.508	N/A	998,764
1,000,000	(c),(d)	SBL Holdings Inc	6.500	N/A	916,689
1,000,000	(c)	Staples Inc	10.750	09/01/29	946,425
2,556,250	(c)	Team Health Holdings Inc, (cash 9.000%, PIK 4.500%)	9.000	06/30/28	2,773,531
1,390,000	(c)	TransMontaigne Partners LLC	8.500	06/15/30	1,446,010
356,000	(c)	Transocean Inc	8.750	02/15/30	366,090
1,000,000	(c)	Transocean Inc	8.000	02/01/27	985,119
2,000,000	(c)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	6.500	02/15/29	1,933,058
730,000	(c)	Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC	8.625	06/15/32	737,408
3,530,000	(c)	Univision Communications Inc	7.375	06/30/30	3,469,055
6,000,000	(c),(d)	Venture Global LNG Inc	9.000	N/A	5,833,193
665,000		Veritiv Operating Co	10.500	11/30/30	719,859
1,000,000	(c)	Viasat Inc	6.500	07/15/28	945,091
2,930,000	(c)	Viking Baked Goods Acquisition Corp	8.625	11/01/31	2,870,722
4,000,000	(c),(d)	Vistra Corp	8.875	N/A	4,347,556
760,000	(c)	Windstream Escrow LLC / Windstream Escrow Finance Corp	8.250	10/01/31	795,937
2,250,000	(c)	XPLR Infrastructure Operating Partners LP	8.625	03/15/33	2,411,498
1,500,000	(c)	Zayo Group Holdings Inc	6.125	03/01/28	1,294,461
		TOTAL UNITED STATES			168,896,146

		ZAMBIA - 0.1%
300,000	(c)	First Quantum Minerals Ltd	8.625	06/01/31	311,249
		TOTAL ZAMBIA			311,249
		TOTAL CORPORATE BONDS (Cost $294,461,465)			294,661,551

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MORTGAGE-BACKED SECURITIES - 0.7% (0.5% of Total Investments)
2,000,000	(g)	ILPT Commercial Mortgage Trust 2025-LPF2 , Series 2025 LPF2	8.199	07/15/42	2,055,493
		TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,999,950)			2,055,493

SHARES		DESCRIPTION	RATE		VALUE
		PREFERRED STOCK - 1.0% (0.7% of Total Investments)

		TRINIDAD AND TOBAGO - 0.1%
275,000	(c)	Trinidad Generation UnLtd	7.750		284,900
		TOTAL TRINIDAD AND TOBAGO			284,900

		UNITED STATES - 0.9%
33,625		Synchrony Financial	8.250		835,245
83,200		Wintrust Financial Corp	7.875		2,129,920
		TOTAL UNITED STATES			2,965,165
		TOTAL PREFERRED STOCK (Cost $3,190,384)			3,250,065

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SOVEREIGN DEBT - 18.3% (13.2% of Total Investments)
		ANGOLA - 1.0%
1,500,000	(c)	Angolan Government International Bond	8.250	05/09/28	1,413,328
900,000	(c)	Angolan Government International Bond	8.000	11/26/29	814,304
1,050,000	(c)	Angolan Government International Bond	8.750	04/14/32	926,796
		TOTAL ANGOLA			3,154,428

		ARGENTINA - 1.9%
1,166,000		Argentine Republic Government International Bond	0.750	07/09/30	929,885
4,500,000		Argentine Republic Government International Bond	4.125	07/09/35	3,027,233
3,025,000		Argentine Republic Government International Bond	5.000	01/09/38	2,155,974
		TOTAL ARGENTINA			6,113,092

See Notes to Financial Statements	19

Portfolio of Investments June 30, 2025 (continued)

JGH

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		BARBADOS - 0.5%
$1,500,000	(c)	Barbados Government International Bond	8.000%	06/26/35	$1,505,138
		TOTAL BARBADOS			1,505,138

		BENIN - 0.6%
EUR 1,050,000	(c)	Benin Government International Bond	4.950	01/22/35	1,061,466
1,025,000	(c)	Benin Government International Bond	7.960	02/13/38	971,078
		TOTAL BENIN			2,032,544

		BRAZIL - 0.3%
1,000,000		Brazilian Government International Bond	7.125	05/13/54	956,392
		TOTAL BRAZIL			956,392

		COLOMBIA - 0.8%
1,400,000		Colombia Government International Bond	5.625	02/26/44	1,032,920
700,000		Colombia Government International Bond	8.750	11/14/53	692,370
1,000,000		Colombia Government International Bond	7.750	11/07/36	976,450
		TOTAL COLOMBIA			2,701,740

		COTE D’IVOIRE - 1.4%
750,000	(c)	Ivory Coast Government International Bond	6.125	06/15/33	680,291
EUR 1,625,000	(c)	Ivory Coast Government International Bond	6.875	10/17/40	1,632,964
1,162,057	(c)	Ivory Coast Government International Bond	5.750	12/31/32	1,103,969
1,000,000	(c)	Ivory Coast Government International Bond	8.450	04/01/36	962,250
		TOTAL COTE D’IVOIRE			4,379,474

		ECUADOR - 0.6%
371,475	(c)	Ecuador Government International Bond	1.000	07/31/35	269,130
1,767,500	(c)	Ecuador Government International Bond	5.000	07/31/30	1,533,306
88,000	(c)	Ecuador Government International Bond	5.000	07/31/40	55,282
		TOTAL ECUADOR			1,857,718

		EGYPT - 1.8%
1,225,000	(c)	Egypt Government International Bond	8.625	02/04/30	1,237,295
1,700,000	(c)	Egypt Government International Bond	7.600	03/01/29	1,713,650
2,300,000	(c)	Egypt Government International Bond	7.053	01/15/32	2,098,348
975,000	(c)	Egypt Government International Bond	8.500	01/31/47	789,869
		TOTAL EGYPT			5,839,162

		EL SALVADOR - 0.5%
1,000,000	(c)	El Salvador Government International Bond	0.250	04/17/30	20,486
1,575,000	(c),(e)	El Salvador Government International Bond	9.250	04/17/30	1,665,563
		TOTAL EL SALVADOR			1,686,049

		HONDURAS - 0.7%
750,000	(c),(e)	Honduras Government International Bond	5.625	06/24/30	716,250
1,300,000	(c),(e)	Honduras Government International Bond	8.625	11/27/34	1,364,350
		TOTAL HONDURAS			2,080,600

		IRAQ - 0.4%
1,162,500	(c)	Iraq International Bond	5.800	01/15/28	1,147,840
		TOTAL IRAQ			1,147,840

		KENYA - 0.5%
750,000	(c)	Republic of Kenya Government International Bond	9.750	02/16/31	760,053
1,000,000	(c)	Republic of Kenya Government International Bond	9.500	03/05/36	940,736
		TOTAL KENYA			1,700,789

		NIGERIA - 0.9%
1,425,000	(c),(e)	Nigeria Government International Bond	10.375	12/09/34	1,501,003
1,425,000	(c),(e)	Nigeria Government International Bond	7.875	02/16/32	1,350,584
		TOTAL NIGERIA			2,851,587

		ROMANIA - 0.3%
1,000,000	(c)	Romanian Government International Bond	7.500	02/10/37	1,038,103
		TOTAL ROMANIA			1,038,103

		RWANDA - 0.7%
2,450,000	(c)	Rwanda International Government Bond	5.500	08/09/31	2,085,915
		TOTAL RWANDA			2,085,915

20	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		SENEGAL - 0.7%
$2,100,000	(c)	Senegal Government International Bond	6.250%	05/23/33	$1,380,170
1,325,000	(c)	Senegal Government International Bond	6.750	03/13/48	795,282
		TOTAL SENEGAL			2,175,452

		SOUTH AFRICA - 1.2%
1,400,000		Republic of South Africa Government International Bond	5.000	10/12/46	976,598
1,475,000	(e)	Republic of South Africa Government International Bond	7.300	04/20/52	1,329,682
1,500,000	(c),(e)	Republic of South Africa Government International Bond	7.100	11/19/36	1,488,206
		TOTAL SOUTH AFRICA			3,794,486

		TURKEY - 2.1%
1,225,000		Turkiye Government International Bond	6.000	01/14/41	1,008,307
1,375,000		Turkiye Government International Bond	4.875	04/16/43	969,662
1,500,000		Turkiye Government International Bond	6.500	09/20/33	1,439,521
2,225,000		Turkiye Government International Bond	7.625	05/15/34	2,280,656
1,050,000		Turkiye Government International Bond	6.500	01/03/35	992,551
		TOTAL TURKEY			6,690,697

		UKRAINE - 0.2%
479,899	(c)	Ukraine Government International Bond	1.750	02/01/29	295,738
617,307	(c)	Ukraine Government International Bond	0.000	02/01/35	289,266
131,089	(c)	Ukraine Government International Bond	0.000	02/01/36	61,284
		TOTAL UKRAINE			646,288

		UZBEKISTAN - 0.9%
1,075,000	(c)	Republic of Uzbekistan International Bond	5.375	02/20/29	1,054,856
1,900,000	(c)	Republic of Uzbekistan International Bond	3.900	10/19/31	1,673,299
		TOTAL UZBEKISTAN			2,728,155

		ZAMBIA - 0.3%
1,219,678	(c)	Zambia Government International Bond	5.750	06/30/33	1,119,504
		TOTAL ZAMBIA			1,119,504
		TOTAL SOVEREIGN DEBT (Cost $58,174,488)			58,285,153

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		VARIABLE RATE SENIOR LOAN INTERESTS - 24.3% (17.6% of Total Investments)

		NETHERLANDS - 0.9%
2,050,795	(g)	Nouryon Finance B.V., Term Loan B1, (TSFR3M + 3.250%)	7.510	04/03/28	2,062,976
853,305	(g)	Pegasus BidCo BV, Term Loan B, (TSFR3M + 3.250%)	7.576	07/12/29	859,705
		TOTAL NETHERLANDS			2,922,681

		UNITED KINGDOM - 0.1%
343,891	(g)	GVC Holdings (Gibraltar) Limited, Term Loan B3, (TSFR6M + 2.750%)	7.016	10/31/29	345,641
		TOTAL UNITED KINGDOM			345,641

		UNITED STATES - 23.3%
496,256	(g)	AAL Delaware Holdco, Inc., Term Loan, (TSFR1M + 2.750%)	7.077	07/30/31	497,420
3,148,796	(g)	Amentum Government Services Holdings LLC, Term Loan B, (TSFR1M + 2.250%)	6.577	09/29/31	3,148,796
487,500	(g)	American Airlines, Inc., Term Loan, (TSFR3M + 2.250%)	6.522	04/20/28	485,024
947,849	(g)	Berlin Packaging LLC, Term Loan B7, (TSFR1M + TSFR3M + 3.500%)	7.810	06/09/31	952,323
1,358,184	(g)	Boost Newco Borrower, LLC, Term Loan B, (TSFR3M + 2.000%)	6.296	01/31/31	1,363,277
2,194,500	(g)	Boxer Parent Company Inc., Term Loan B, (TSFR3M + 3.000%)	7.333	07/30/31	2,183,385
4,218,045	(g)	Broadstreet Partners, Inc., Term Loan B4, (TSFR1M + 3.000%)	7.327	06/16/31	4,227,852
586,161	(g)	Brown Group Holding, LLC, Incremental Term Loan B2, (TSFR1M + TSFR3M + 2.500%)	6.816	07/01/31	587,526
248,675	(g)	Carnival Corporation, Term Loan (2027), (TSFR1M + 2.000%)	6.312	08/09/27	249,296
2,000,000	(g)	Clarios Global LP, Term Loan B, (TSFR1M + 2.750%)	7.077	01/28/32	2,004,380
1,465,752	(g)	CommScope, Inc., Term Loan, (TSFR1M + 5.250%)	9.577	12/17/29	1,485,752
2,481,250	(g)	Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.500%)	7.827	06/27/31	2,490,555
1,194,000	(g)	GBT US III LLC, Term Loan B, (TSFR3M + 2.500%)	6.783	07/28/31	1,197,481
162,080	(g)	ICON Luxembourg S.A.R.L., LUX Term Loan B, (TSFR3M + 2.000%)	6.296	07/03/28	163,320
2,325,195	(g)	Insulet Corporation, Term Loan, (TSFR1M + 2.000%)	6.327	08/04/31	2,344,087

See Notes to Financial Statements	21

Portfolio of Investments June 30, 2025 (continued)

JGH

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		UNITED STATES (continued)
$282,853	(g)	Javelin Buyer Inc, (TSFR3M + 5.250%)	0.000%	12/06/32	$279,671
2,768,062	(g)	Javelin Buyer, Inc., First Lien Term Loan, (TSFR3M + 3.250%)	7.333	12/08/31	2,782,761
1,406,866	(g)	Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%)	6.577	05/05/28	1,414,590
1,885,750	(g)	Johnstone Supply LLC, Term Loan B, (TSFR1M + 2.500%)	6.818	06/09/31	1,891,643
2,984,786	(g)	Lumen Technologies, Inc., Extended Term Loan B2, (TSFR1M + 2.350%)	6.791	04/15/30	2,951,923
2,671,329	(g)	Medline Borrower, LP, Add-on Term Loan B, (TSFR1M + 2.250%)	6.577	10/23/28	2,677,406
2,760,000	(g)	Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%)	9.344	02/28/28	2,770,778
3,154,661	(g)	Organon & Co, Term Loan, (TSFR1M + 2.250%)	6.571	05/19/31	3,109,960
1,893,500	(g)	Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%)	6.827	11/15/28	1,896,160
1,449,936	(g)	PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%)	8.177	02/14/28	1,438,155
1,230,303	(g)	Planet US Buyer LLC, Term Loan B, (TSFR3M + 3.000%)	7.330	02/10/31	1,236,916
40,382	(g)	PRA Health Sciences, Inc., US Term Loan B, (TSFR3M + 2.000%)	6.296	07/03/28	40,691
979,533	(g)	Project Alpha Intermediate Holding, Inc., First Lien Term Loan B, (TSFR3M + 3.250%)	7.542	10/28/30	985,248
219,441	(g)	Rackspace Finance, LLC, First Lien First Out Term Loan, (TSFR1M + 6.250%)	10.679	05/15/28	220,655
206,470	(g)	Select Medical Corporation, Term Loan B, (TSFR1M + 2.000%)	6.327	12/03/31	207,375
3,794	(g)	SkyMiles IP Ltd., Skymiles Term Loan B, (TSFR3M + 3.750%)	8.022	10/20/27	3,824
3,691,450	(g)	Talen Energy Supply, LLC, Incremental Term Loan B, (TSFR3M + 2.500%)	6.808	12/15/31	3,707,600
612,500	(g)	Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 2.500%)	6.808	05/17/30	614,653
888,772	(g)	TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%)	6.796	02/28/31	891,354
4,395,036	(g)	Triton Water Holdings, Inc, Term Loan B, (TSFR3M + 2.250%)	6.546	03/31/28	4,415,781
792,000	(g)	UKG Inc., Term Loan B, (TSFR1M + 3.000%)	7.311	02/10/31	795,885
614,125	(g)	USI, Inc., Term Loan C, (TSFR3M + 2.250%)	6.546	09/27/30	613,222
2,379,037	(g)	Varsity Brands, Inc., Term Loan, (TSFR3M + 3.500%)	7.830	08/26/31	2,381,643
1,974,425	(g)	VC GB Holdings I Corp., First Lien Term Loan, (TSFR3M + 3.500%)	8.057	05/16/28	1,964,098
275,025	(g)	W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%)	7.546	09/22/28	275,770
1,281,787	(g)	WIN Waste Innovations Holdings, Inc., Incremental Term Loan, (TSFR1M + 3.750%)	8.191	03/27/28	1,289,799
2,972,402	(g)	Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 2.750%)	7.072	08/01/30	2,976,608
2,307,000		X Corp., Term Loan	9.500	10/29/29	2,246,441
2,000,000	(g)	Zayo Group Holdings, Inc., Term Loan, (TSFR1M + 3.000%)	7.441	03/09/27	1,907,590
2,985,000	(g)	Zelis Payments Buyer, Inc., 5th Amendment Term Loan, (TSFR1M + 3.250%)	7.577	11/26/31	2,973,179
		TOTAL UNITED STATES			74,341,853

		TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $77,102,998)			77,610,175

		TOTAL LONG-TERM INVESTMENTS (Cost $436,565,143)			437,286,154

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 1.4% (1.0% of Total Investments)
		REPURCHASE AGREEMENTS - 1.4% (1.0% of Total Investments)
4,425,000	(h)	Fixed Income Clearing Corporation	4.370	07/01/25	4,425,000

		TOTAL REPURCHASE AGREEMENTS (Cost $4,425,000)			4,425,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,425,000)			4,425,000

		TOTAL INVESTMENTS (Cost $440,990,143) - 138.5%			441,711,154

		BORROWINGS - (33.4)% (i),(j)			(106,500,000)

		REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (6.7)%(k)			(21,238,397)

		OTHER ASSETS & LIABILITIES, NET - 1.6%			5,066,252

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$319,039,009

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

22	See Notes to Financial Statements

EUR	Euro
PIK

Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month
TSFR6M	CME Term Secured Overnight Financing Rate 6 Month
(a)	For fair value measurement disclosure purposes, investment classified as Level 3.
(b)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $272,961,617 or 61.8% of Total Investments.

(d)	Perpetual security. Maturity date is not applicable.
(e)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $29,094,837 have been pledged as collateral for reverse repurchase agreements.

(f)	When-issued or delayed delivery security.
(g)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(h)

Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $4,425,537 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 2.125% and maturity date 1/15/35, valued at $4,513,529.

(i)	Borrowings as a percentage of Total Investments is 24.1%.
(j)

The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(k)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 4.8%.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	2,287,490	Euro	2,010,774	Toronto Dominion Bank	7/11/25	$(82,506)
U.S. Dollar	2,612,928	Euro	2,283,431	Toronto Dominion Bank	7/11/25	(78,434)
Total						$(160,940)
Total unrealized appreciation on forward foreign currency contracts						$–
Total unrealized depreciation on forward foreign currency contracts						$(160,940)

Interest Rate Swaps - OTC Uncleared

Counterparty	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date(a)	Optional Termination Date	Maturity Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Receive	SOFR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$87,400,000	$206,614	$206,614

SOFR	Secured Overnight Financing Rate

(a)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

See Notes to Financial Statements	23

Consolidated Portfolio of Investments June 30, 2025

NPCT

(Unaudited)

	PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
			LONG-TERM INVESTMENTS - 152.0% (99.3% of Total Investments)
			ASSET-BACKED SECURITIES - 2.4% (1.6% of Total Investments)
$	1,000,000	(a)	Frontier Issuer LLC, Series 2023 1	8.300%	08/20/53	$1,032,160
	1,000,000	(a)	Frontier Issuer LLC, Series 2023 1	11.500	08/20/53	1,051,792
	2,009,145	(a)	GoodLeap Sustainable Home Solutions Trust 2021-3, Series 2021 3CS	3.500	05/20/48	1,239,780
	2,281,482	(a)	GoodLeap Sustainable Home Solutions Trust 2021-4, Series 2021 4GS	3.500	07/20/48	1,546,245
	5,481,250	(a),(b)	Mosaic Solar Loan Trust 2019-2, Series 2019 2A	0.000	09/20/40	1,949,132
	1,000,000	(a)	Tesla Auto Lease Trust 2023-A, Series 2023 A	5.940	07/20/27	1,002,152
			TOTAL ASSET-BACKED SECURITIES (Cost $11,056,241)			7,821,261

	PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
			CORPORATE BONDS - 103.8% (67.8% of Total Investments) (c)
			AUTOMOBILES & COMPONENTS - 2.1%
	4,000,000		Dana Inc	4.250	09/01/30	3,942,432
	3,510,000		Ford Motor Co	3.250	02/12/32	2,959,277
			TOTAL AUTOMOBILES & COMPONENTS			6,901,709

			BANKS - 21.4%
	10,375,000	(a),(d)	Banco Nacional de Comercio Exterior SNC/Cayman Islands	2.720	08/11/31	9,817,803
	4,250,000	(d),(e)	Citigroup Inc	4.150	N/A	4,134,843
	17,000,000	(a),(d)	Intesa Sanpaolo SpA	4.950	06/01/42	13,747,871
	3,250,000	(d),(e)	JPMorgan Chase & Co	3.650	N/A	3,197,238
	5,000,000	(f)	Lloyds Banking Group PLC	4.976	08/11/33	4,956,274
	10,195,000	(d),(e)	PNC Financial Services Group Inc/The	3.400	N/A	9,845,770
	10,000,000	(a),(d),(f)	Standard Chartered PLC	5.300	01/09/43	9,123,177
	15,000,000	(a),(d),(f)	UniCredit SpA	5.459	06/30/35	14,913,269
			TOTAL BANKS			69,736,245

			CAPITAL GOODS - 5.3%
	9,000,000	(d),(e)	Air Lease Corp	4.650	N/A	8,948,121
	5,800,000	(f)	GATX Corp	3.100	06/01/51	3,599,950
	5,000,000	(a)	Sociedad de Transmision Austral SA	4.000	01/27/32	4,653,845
			TOTAL CAPITAL GOODS			17,201,916

			COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
	964,000	(a)	Ambipar Lux Sarl	9.875	02/06/31	911,098
	600,000	(a)	Ambipar Lux Sarl	10.875	02/05/33	567,040
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			1,478,138

			CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
	10,000,000		Nordstrom Inc	5.000	01/15/44	6,931,587
			TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL			6,931,587

			CONSUMER DURABLES & APPAREL - 1.8%
	EUR 5,000,000	(g)	Arcelik AS, Reg S	3.000	05/27/26	5,848,759
			TOTAL CONSUMER DURABLES & APPAREL			5,848,759

			ENERGY - 4.3%
	15,000,000	(a),(f)	Santos Finance Ltd	3.649	04/29/31	13,963,810
			TOTAL ENERGY			13,963,810

			EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.5%
	2,000,000		Host Hotels & Resorts LP	2.900	12/15/31	1,752,507
			TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)			1,752,507

			FINANCIAL SERVICES - 10.9%
	7,200,000	(d),(e)	American Express Co	3.550	N/A	7,031,850
	2,400,000		Community Preservation Corp/The	2.867	02/01/30	2,206,782
	2,000,000	(a)	HAT Holdings I LLC / HAT Holdings II LLC	3.750	09/15/30	1,827,713
	6,839,000	(a),(f)	HAT Holdings I LLC / HAT Holdings II LLC	3.375	06/15/26	6,694,062
	1,000,000	(a)	HAT Holdings I LLC / HAT Holdings II LLC	8.000	06/15/27	281,294
	EUR 5,400,000	(g)	Power Finance Corp Ltd	1.841	09/21/28	6,082,605
	4,292,000	(a)	Starwood Property Trust Inc	3.625	07/15/26	4,219,064
	5,710,000	(a)	Starwood Property Trust Inc	4.375	01/15/27	5,656,476

24	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		FINANCIAL SERVICES (continued)
$1,445,000	(a)	Starwood Property Trust Inc	6.000%	04/15/30	$1,461,535
		TOTAL FINANCIAL SERVICES			35,461,381

		INSURANCE - 1.5%
4,800,000	(a),(d)	Swiss Re Finance Luxembourg SA	5.000	04/02/49	4,780,800
		TOTAL INSURANCE			4,780,800

		MATERIALS - 4.7%
345,000	(a)	Alcoa Nederland Holding BV	7.125	03/15/31	362,073
550,000	(a)	LD Celulose International GmbH	7.950	01/26/32	578,875
5,000,000	(a)	LG Chem Ltd	2.375	07/07/31	4,310,264
5,000,000		LYB International Finance III LLC	3.800	10/01/60	3,231,101
6,845,000	(a)	Star Energy Geothermal Wayang Windu Ltd	6.750	04/24/33	6,954,609
		TOTAL MATERIALS			15,436,922

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
EUR 2,250,000	(g)	GTC Aurora Luxembourg SA, Reg S	2.250	06/23/26	2,430,745
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			2,430,745

		TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
2,500,000		SK Battery America Inc, Reg S	2.125	01/26/26	2,446,380
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,446,380

		TELECOMMUNICATION SERVICES - 4.1%
2,760,000	(a)	Turkcell Iletisim Hizmetleri AS	7.650	01/24/32	2,803,676
5,000,000		Verizon Communications Inc	2.987	10/30/56	3,009,266
10,000,000	(d)	Vodafone Group PLC	5.125	06/04/81	7,565,658
		TOTAL TELECOMMUNICATION SERVICES			13,378,600

		TRANSPORTATION - 1.5%
7,000,000		Norfolk Southern Corp	4.100	05/15/21	4,831,706
		TOTAL TRANSPORTATION			4,831,706

		UTILITIES - 41.7%
1,750,000		AES Corp/The	2.450	01/15/31	1,529,926
1,700,000	(d)	AES Corp/The	7.600	01/15/55	1,750,320
5,000,000	(d)	Algonquin Power & Utilities Corp	4.750	01/18/82	4,876,619
15,000,000	(a),(f)	Brooklyn Union Gas Co/The	4.273	03/15/48	11,522,950
1,125,000	(a)	California Buyer Ltd / Atlantica Sustainable Infrastructure PLC	6.375	02/15/32	1,126,834
5,100,000	(a)	Clearway Energy Operating LLC	3.750	01/15/32	4,576,746
2,500,000	(d)	CMS Energy Corp	4.750	06/01/50	2,429,525
2,500,000	(d)	CMS Energy Corp	3.750	12/01/50	2,247,169
7,050,000	(a)	Colbun SA	3.150	01/19/32	6,262,940
2,244,000		Consolidated Edison Co of New York Inc	4.300	12/01/56	1,766,946
EUR 5,000,000	(d),(g),(h)	EDP - Energias de Portugal SA	1.875	03/14/82	5,400,030
EUR 8,000,000	(d),(e),(g)	Engie SA, Reg S	1.875	N/A	8,349,763
3,175,000	(d)	Exelon Corp	6.500	03/15/55	3,229,501
5,530,000	(a)	India Cleantech Energy2021 1	4.700	08/10/26	5,443,527
6,650,000	(a),(f)	Interchile SA	4.500	06/30/56	5,297,494
2,000,000	(a)	Leeward Renewable Energy Operations LLC	4.250	07/01/29	1,867,422
7,330,000	(a),(f)	Liberty Utilities Finance GP 1	2.050	09/15/30	6,435,858
7,000,000	(a)	Pattern Energy Operations LP / Pattern Energy Operations Inc	4.500	08/15/28	6,782,029
918,668		PG&E Recovery Funding LLC	4.838	06/01/33	923,402
4,600,000	(d)	Sempra	4.125	04/01/52	4,423,125
4,408,736	(a)	Solar Star Funding LLC	5.375	06/30/35	4,536,613
13,000,000	(f)	Southern California Edison Co	3.650	06/01/51	8,594,356
4,000,000		Southern Co Gas Capital Corp	3.150	09/30/51	2,555,865
5,000,000	(d)	Southern Co/The	3.750	09/15/51	4,931,105
5,000,000	(a)	Star Energy Geothermal Darajat II / Star Energy Geothermal Salak	4.850	10/14/38	4,730,797
8,075,000	(a),(i)	Sunnova Energy Corp	5.875	09/01/26	161,500
9,222,400	(a)	Sweihan PV Power Co PJSC2022 1	3.625	01/31/49	7,603,740
3,754,030	(a)	Topaz Solar Farms LLC	5.750	09/30/39	3,685,744
8,321,783	(a)	Topaz Solar Farms LLC	4.875	09/30/39	7,323,169
2,433,325	(a)	UEP Penonome II SA2020 1	6.500	10/01/38	2,153,102
1,500,000	(a),(d),(e)	Vistra Corp	7.000	N/A	1,518,050

See Notes to Financial Statements	25

Consolidated Portfolio of Investments June 30, 2025 (continued)

NPCT

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		UTILITIES (continued)
$2,033,000	(a)	XPLR Infrastructure Operating Partners LP	7.250%	01/15/29	$2,084,094
		TOTAL UTILITIES			136,120,261

		TOTAL CORPORATE BONDS (Cost $396,516,006)			338,701,466

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MORTGAGE-BACKED SECURITIES - 22.0% (14.4% of Total Investments)
5,000,000	(a),(h)	Alen 2021-ACEN Mortgage Trust, Series 2021 ACEN, (TSFR1M + 4.114%)	8.426	04/15/34	3,883,750
5,000,000	(a),(h)	BAMLL Commercial Mortgage Securities Trust 2021-JACX, Series 2021 JACX, (TSFR1M + 3.864%)	8.176	09/15/38	4,402,452
4,000,000	(a),(h)	BBCMS Mortgage Trust 2020-C6, Series 2020 C6	3.811	02/15/53	3,032,200
3,840,000	(a),(h)	Benchmark 2019-B10 Mortgage Trust, Series 2019 B10	4.029	03/15/62	2,865,307
2,500,000	(a),(h)	BSST 2022-1700 Mortgage Trust, Series 2022 1700, (TSFR1M + 1.300%)	5.612	02/15/37	2,257,684
7,887,000	(a),(h)	COMM 2020-CX Mortgage Trust, Series 2020 CX	2.773	11/10/46	6,085,107
62,844,269	(a),(h)	Freddie Mac Multifamily ML Certificates, Series 2021 ML11, (I/O)	0.770	03/25/38	3,074,970
24,098,673	(h)	Freddie Mac Multifamily ML Certificates, Series 2023 ML18	1.508	09/25/37	2,499,755
27,618,661	(h)	Freddie Mac Multifamily ML Certificates, Series 2021 ML10, (I/O)	2.128	01/25/38	3,946,707
44,807,152	(h)	Freddie Mac Multifamily ML Certificates, Series 2021 ML12, (I/O)	1.305	07/25/41	3,983,356
2,500,000	(a),(h)	Hudson Yards 2019-55HY Mortgage Trust, Series 2019 55HY	3.041	12/10/41	2,118,037
5,000,000	(a),(h)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-AON, Series 2018 AON	4.767	07/05/31	839,998
10,000,000	(a),(h)	MFT Trust 2020-ABC, Series 2020 ABC	3.593	02/10/42	6,107,263
5,661,000	(a),(h)	Natixis Commercial Mortgage Securities Trust 2019-MILE, (TSFR1M + 2.829%)	7.141	07/15/36	4,455,634
700,000	(a),(h)	Natixis Commercial Mortgage Securities Trust 2019-MILE, Series 2019 MILE, (TSFR1M + 3.579%)	7.891	07/15/36	507,456
4,420,000	(a),(h)	NYC Commercial Mortgage Trust 2021-909, Series 2021 909	3.312	04/10/43	3,384,376
80,369,000	(a),(h)	SLG Office Trust 2021-OVA, Series 2021 OVA, (I/O)	0.258	07/15/41	989,656
3,860,000	(a)	SLG Office Trust 2021-OVA, Series 2021 OVA	2.851	07/15/41	3,257,622
7,000,000	(a)	SLG Office Trust 2021-OVA, Series 2021 OVA	2.851	07/15/41	5,605,209
3,500,000	(a),(h)	SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE	2.989	02/12/41	2,467,371
6,000,000	(a),(h)	VNDO Trust 2016-350P, Series 2016 350P	4.033	01/10/35	5,703,101
500,000	(a),(h)	Wells Fargo Commercial Mortgage Trust 2017-SMP, Series 2017 SMP, (TSFR1M + 0.921%)	6.258	12/15/34	463,502
		TOTAL MORTGAGE-BACKED SECURITIES (Cost $95,065,629)			71,930,513

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MUNICIPAL BONDS - 4.2% (2.8% of Total Investments)
		ARIZONA - 0.2%
705,000		Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, KIPPC NYC Public Charter Schools - Gerard Facility Project, Series 2021C	3.250	07/01/31	638,979
		TOTAL ARIZONA			638,979

		DISTRICT OF COLUMBIA - 0.1%
254,000		District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Taxable Senior Lien Green Series 2014A	4.814	10/01/14	216,903
		TOTAL DISTRICT OF COLUMBIA			216,903

		INDIANA - 0.0%
234,358	(i)	Fort Wayne, Indiana Economic Development, Solid Waste Facility Revenue Bonds, Do Good Foods LLC Fort Wayne, Taxable Series 2022A-2	10.750	12/01/29	23
		TOTAL INDIANA			23

26	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MICHIGAN - 1.7%
$ 1,000,000		Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2021	2.960%	04/01/27	$977,344
500,000		Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2021	3.110	04/01/28	484,234
2,245,000		Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2021	3.244	04/01/29	2,154,251
425,000		Detroit, Wayne County, Michigan, General Obligation Bonds, Series 2021	3.344	04/01/30	403,007
1,575,000		Detroit, Wayne County, Michigan, General Obligation Bonds, Taxable Series 2021B	3.644	04/01/34	1,427,296
		TOTAL MICHIGAN			5,446,132

		MONTANA - 0.6%
1,000,000	(a)	Gallatin County, Montana, Industrial Development Revenue Bonds, Series 2022	11.500	09/01/27	1,030,524
1,000,000	(a)	Gallatin County, Montana, Industrial Development Revenue Bonds, Series 2022	11.500	09/01/27	1,030,525
		TOTAL MONTANA			2,061,049

		NEW HAMPSHIRE - 0.7%
61,572,625		New Hampshire Business Finance Authority	0.595	08/20/39	2,445,665
		TOTAL NEW HAMPSHIRE			2,445,665

		NEW YORK - 0.8%
2,500,000		New York Transportation Development Corporation, Revenue Bonds, MTA ADA Upgrades Project, Long Term Taxable Sustainability Green Series 2023B	6.971	06/30/51	2,465,879
		TOTAL NEW YORK			2,465,879

		WISCONSIN - 0.1%
500,000	(a)	Public Finance Authority, Wisconsin, Educational Facilities Revenue Bonds, Series 2025B	6.250	06/01/31	503,019
		TOTAL WISCONSIN			503,019

		TOTAL MUNICIPAL BONDS (Cost $14,927,118)			13,777,649

SHARES		DESCRIPTION	RATE		VALUE
		PREFERRED STOCK - 5.9% (3.8% of Total Investments)
		CAPITAL GOODS - 1.6%
269,000		Triton International Ltd	5.750		5,097,550
		TOTAL CAPITAL GOODS			5,097,550

		FINANCIAL SERVICES - 1.4%
300,000		Affiliated Managers Group Inc	4.200		4,530,000
		TOTAL FINANCIAL SERVICES			4,530,000

		REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
77,904		Brookfield Property Partners LP	5.750		1,012,752
		TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT			1,012,752

		UTILITIES - 2.6%
100,426		Brookfield Infrastructure Partners LP	5.125		1,680,127
200,000		Brookfield Renewable Partners LP	5.250		3,466,000
200,000		CMS Energy Corp	4.200		3,432,000
		TOTAL UTILITIES			8,578,127

		TOTAL PREFERRED STOCK (Cost $28,938,056)			19,218,429

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SOVEREIGN DEBT - 6.6% (4.3% of Total Investments)
		BENIN - 3.1%
EUR 10,000,000	(a)	Benin Government International Bond	4.950	01/22/35	10,109,200
		TOTAL BENIN			10,109,200

		CHILE - 1.2%
5,000,000		Chile Government International Bond	3.100	05/07/41	3,711,800
		TOTAL CHILE			3,711,800

See Notes to Financial Statements	27

Consolidated Portfolio of Investments June 30, 2025 (continued)

NPCT

	PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

			MEXICO - 2.3%
	EUR 5,000,000		Mexico Government International Bond	2.250%	08/12/36	$ 4,586,803
$	3,150,000		Mexico Government International Bond	4.875	05/19/33	2,971,080
			TOTAL MEXICO			7,557,883

			TOTAL SOVEREIGN DEBT (Cost $25,548,416)			21,378,883

	PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.9% (1.9% of Total Investments)
	305,000		United States Treasury Note/Bond	4.625	02/15/55	296,898
	6,920,000		United States Treasury Note/Bond	4.250	05/15/35	6,930,813
	92,000		United States Treasury Note/Bond	3.875	06/15/28	92,489
	1,296,000		United States Treasury Note/Bond	3.875	06/30/30	1,300,961
	776,000		United States Treasury Note/Bond	3.750	06/30/27	776,485
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $9,260,347)			9,397,646

	PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

			VARIABLE RATE SENIOR LOAN INTERESTS - 4.2% (2.7% of Total Investments)

			COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
	10,205,427	(h)	Liberty Tire Recycling Holdco, LLC, Term Loan, (TSFR1M + 4.500%)	8.941	05/08/28	9,907,786
			TOTAL COMMERCIAL & PROFESSIONAL SERVICES			9,907,786

			UTILITIES - 1.2%
	980,083	(h)	Constellation Renewables, LLC, Term Loan, (TSFR3M + 2.250%)	6.583	12/15/27	983,758
	2,800,000	(h)	Vistra Zero Operating Company, LLC, Term Loan B, (TSFR1M + 2.000%)	6.327	04/30/31	2,768,724
			TOTAL UTILITIES			3,752,482

			TOTAL VARIABLE RATE SENIOR LOAN INTERESTS (Cost $13,888,841)			13,660,268

			TOTAL LONG-TERM INVESTMENTS (Cost $595,200,654)			495,886,115

	PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

			SHORT-TERM INVESTMENTS - 1.0%(0.7% of Total Investments)

			REPURCHASE AGREEMENTS - 1.0% (0.7% of Total Investments)
	3,275,000	(j)	Fixed Income Clearing Corporation	4.370	07/01/25	3,275,000
			TOTAL REPURCHASE AGREEMENTS (Cost $3,275,000)			3,275,000

			TOTAL SHORT-TERM INVESTMENTS (Cost $3,275,000)			3,275,000

			TOTAL INVESTMENTS - 153.0% (Cost $598,475,654)			499,161,115

			BORROWINGS - (19.2)% (k),(l)			(62,500,000)

			REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (15.0)%(m)			(49,078,226)

			TFP SHARES, NET - (21.4)%(n)			(69,733,954)

			OTHER ASSETS & LIABILITIES, NET - 2.6%			8,390,486

			NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$ 326,239,421

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

EUR	Euro
I/O	Interest only security
Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

28	See Notes to Financial Statements

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $272,736,187 or 54.6% of Total Investments.

(b)	For fair value measurement disclosure purposes, investment classified as Level 3.
(c)	Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(d)	$1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was 26.5% of Total Investments.
(e)	Perpetual security. Maturity date is not applicable.
(f)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $67,473,222 have been pledged as collateral for reverse repurchase agreements.

(g)	All or a portion of this security is owned by Nuveen Core Plus Impact Fund Ltd. which is a 100% owned subsidiary of the fund.
(h)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j)

Agreement with Fixed Income Clearing Corporation, 4.370% dated 6/30/25 to be repurchased at $3,275,398 on 7/1/25, collateralized by Government Agency Securities, with coupon rate 4.000% and maturity date 6/30/32, valued at $3,340,653.

(k)	Borrowings as a percentage of Total Investments is 12.5%.
(l)

The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(m)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 9.8%.
(n)	TFP Shares, Net as a percentage of Total Investments is 14.0%.

Principal denominated in U.S. Dollars, unless otherwise noted.

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	7,605,799	Euro	6,858,671	Barclays Bank PLC	7/11/25	$(478,163)
Total						$(478,163)
Total unrealized appreciation on forward foreign currency contracts						$-
Total unrealized depreciation on forward foreign currency contracts						$(478,163)

Cross Currency Swaps - OTC Uncleared

Counterparty	Terms of payments to be paid	Terms of payments to be received	Currency	Maturity Date	Notional Amount (Local Currency)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Citibank N.A.	Fixed annual 2.250%	Fixed semi-annual	USD	6/23/26	2,725,875	$55,876	$25,810	$30,066
		3.562%	EUR		2,250,000
Citibank N.A.	Fixed semi-annual	Fixed annual 3.472%	USD	7/02/31	5,904,500	110,090	15,684	94,406
	1.875%		EUR		5,000,000
Citibank N.A.	Fixed semi-annual	Fixed annual 3.493%	USD	7/02/31	3,543,900	71,640	(7,354)	78,994
	1.875%		EUR		3,000,000
Citibank N.A.	Fixed semi-annual	Fixed annual 3.775%	USD	8/12/36	5,909,000	170,293	12,380	157,913
	2.250%		EUR		5,000,000
JPMorgan Chase Bank, N.A.	Fixed semi-annual 1.875%	Fixed annual 3.431%	USD EUR	6/14/29	5,905,000 5,000,000	24,845	(2,509)	27,354
Morgan Stanley Capital Services LLC	Fixed semi-annual 3.000%	Fixed annual 4.330%	USD EUR	5/27/26	6,088,500 5,000,000	163,721	4,250	159,471
Morgan Stanley Capital Services LLC	Fixed semi-annual 1.841%	Fixed annual 3.337%	USD EUR	9/21/28	6,376,320 5,400,000	(9,360)	(4)	(9,356)
Total						$587,105	$48,257	$538,848

See Notes to Financial Statements	29

Portfolio of Investments June 30, 2025

JLS (Unaudited)

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE

		LONG-TERM INVESTMENTS - 125.8% (96.1% of Total Investments)

		ASSET-BACKED SECURITIES - 39.2% (29.9% of Total Investments)

$1,083,147	(a)	AASET 2020-1 Trust, Series 2020 1A	6.413%	01/16/40	$1,016,695

1,500,000	(a),(b)	ACRE Commercial Mortgage 2021-FL4 Ltd, Series 2021 FL4, (TSFR1M + 3.214%)	7.529	12/18/37	1,434,862
515,000	(a)	Affirm Asset Securitization Trust 2023-B, Series 2023 B	11.320	09/15/28	519,611
299,854	(a)	Air Canada 2020-2 Class B Pass Through Trust, Series 2020 A	9.000	10/01/25	301,809
750,000	(a),(b)	Apidos CLO XLII Ltd, Series 2022 42A, (TSFR3M + 3.650%)	7.919	04/20/38	752,278
375,000	(a),(b)	Armor RE II Ltd, (3-Month U.S. Treasury Bill + 8.500%)	0.000	01/07/28	375,113
550,000	(a)	Avis Budget Rental Car Funding AESOP LLC, Series 2021 2A	4.080	02/20/28	531,516
750,000	(a),(b)	Bonanza RE Ltd, (3-Month U.S. Treasury Bill + 8.450%)	12.787	01/08/26	751,950
290,017	(a),(c)	British Airways 2020-1 Class B Pass Through Trust, Series 2020 A	8.375	11/15/28	305,672
2,000,000	(a),(c)	Cars Net Lease Mortgage Notes Series 2020-1, Series 2020 1A	4.690	12/15/50	1,863,072
775,000	(a)	CARS-DB4 LP, Series 2020 1A	4.520	02/15/50	748,571
250,000	(a),(b)	Cayuga Park CLO Ltd, Series 2020 1A, (TSFR3M + 6.262%)	1.000	07/17/34	251,256
1,000,000	(a)	Centersquare Issuer LLC, Series 2024 1A	5.600	10/26/54	973,083
385,000	(a),(b)	CIFC Funding 2020-II Ltd, Series 2020 2A, (LIBOR 3 M + 6.762%)	11.031	10/20/34	386,907
700,000	(a),(b)	CIFC Funding 2022-II Ltd, Series 2022 2A, (TSFR3M + 4.750%)	9.019	04/19/35	690,122
750,000	(a),(b)	CIFC Funding 2022-IV Ltd, Series 2022 4A, (SOFR + 3.550%)	7.811	07/16/35	751,349
250,000	(a)	Cologix Data Centers US Issuer LLC, Series 2021 1A	5.990	12/26/51	241,786
1,000,000	(a)	Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Series 2025 1A	9.408	05/20/55	1,045,679
1,000,000	(a),(b),(c)	Elmwood CLO 26 Ltd, Series 2024 1A, (TSFR3M + 6.450%)	10.719	04/18/37	1,018,114
500,000	(a)	ExteNet Issuer LLC, Series 2024 1A	9.050	07/25/54	524,768
1,500,000	(a)	Frontier Issuer LLC, Series 2023 1	11.500	08/20/53	1,577,687
1,500,000	(a),(d)	Frontier Issuer LLC, Series 2023 1	8.300	08/20/53	1,548,240
500,000	(a),(b)	GoldentTree Loan Management US CLO 1 Ltd, Series 2021 11A, (LIBOR 3 M + 7.762%)	12.379	10/20/34	486,301
1,000,000	(a),(b)	GRACIE POINT INTERNATIONAL FUNDING 2023-2, Series 2023 2A, (SOFR90A + 5.400%)	9.748	03/01/27	1,007,414
173,000	(a),(b)	Gracie Point International Funding 2024-1 LLC, Series 2024 1A, (SOFR90A + 7.150%)	11.572	03/01/28	173,137
477,500	(a)	Hardee’s Funding LLC, Series 2020 1A	3.981	12/20/50	454,093
7,143	(a),(b)	Hestia Re Ltd, (1-Month U.S. Treasury Bill + 10.080%)	14.374	04/22/29	2,857
141,419	(a)	HIN Timeshare Trust 2020-A, Series 2020 A	5.500	10/09/39	137,657
101,013	(a)	HIN Timeshare Trust 2020-A, Series 2020 A	6.500	10/09/39	96,913
750,000	(a)	Hotwire Funding LLC, Series 2024 1A	9.188	06/20/54	788,118
420,000	(a),(b)	KKR CLO 49 Ltd, Series Y 49A, (TSFR3M + 6.820%)	11.089	10/20/37	415,817
221,296	(a)	LUNAR AIRCRAFT 2020-1 LTD, Series 2020 1A	3.376	02/15/45	215,770
1,125,000	(a),(b)	Magnetite XXIII Ltd, Series 2019 23A, (TSFR3M + 6.562%)	7.484	01/25/35	1,127,978
125,000	(a)	MetroNet Infrastructure Issuer LLC, Series 2023 1A	8.010	04/20/53	130,123
125,000	(a)	MetroNet Infrastructure Issuer LLC, Series 2023 1A	10.850	04/20/53	133,502
1,000,000	(a)	MetroNet Infrastructure Issuer LLC, Series 2024 1A	10.860	04/20/54	1,073,662
1,000,000	(e)	MetroNet Infrastructure Issuer LLC, Series 2025 1	9.370	07/20/55	1,023,604
1,000,000	(a)	Mexico Remittances Funding Fiduciary Estate Management Sarl	12.500	10/15/31	977,500
1,525,000	(a),(f)	Mosaic Solar Loan Trust 2019-2, Series 2019 2A	0.000	09/20/40	542,290
497,442	(a)	Mosaic Solar Loan Trust 2020-2, Series 2020 2A	5.420	08/20/46	463,315
1,000,000	(a)	Mosaic Solar Loan Trust 2024-1, Series 2024 1A	10.000	09/20/49	623,183
116,886	(a)	MVW 2020-1 LLC, Series 2020 1A	7.140	10/20/37	115,994
84,850	(a)	Oportun Funding 2022-1 LLC, Series 2022 1	6.000	06/15/29	84,875
364,311	(a)	Oportun Issuance Trust 2021-B, Series 2021 B	5.410	05/08/31	359,897
201,349	(a)	Oportun Issuance Trust 2021-C, Series 2021 C	5.570	10/08/31	198,144
2,000,000	(a)	Oportun Issuance Trust 2024-1, Series 2024 1A	12.072	04/08/31	2,082,265
1,000,000	(a)	Oportun Issuance Trust 2025-B, Series 2025 B	9.400	05/09/33	996,677
500,000	(a),(b),(e)	Palmer Square CLO 2021-4 Ltd, Series 2021 4A, (TSFR3M + 5.750%)	0.000	07/15/38	502,500
625,000	(a),(b)	Palmer Square CLO Ltd, Series 2022 1A, (TSFR3M + 6.350%)	10.622	04/20/35	626,654
500,000	(a),(b)	Rad CLO 6 Ltd, Series 2019 6A, (TSFR3M + 6.750%)	11.019	10/20/37	496,662
750,000	(a),(b)	Rad CLO 7 Ltd, Series 2020 7A, (TSFR3M + 4.150%)	8.430	04/17/36	751,189

30	See Notes to Financial Statements

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
			ASSET-BACKED SECURITIES (continued)
$	350,000	(a),(b)	REESE PARK CLO LTD, Series 2020 1A, (TSFR3M + 6.000%)	10.256%	01/15/38	$	350,609
	500,000	(a),(b)	Residential Reinsurance 2022 Ltd, (3-Month U.S. Treasury Bill + 7.690%)	11.984	12/06/26		516,000
	250,000	(a),(b)	Residential Reinsurance 2025 Ltd, (3-Month U.S. Treasury Bill + 5.750%)	4.783	06/06/29		249,425
	1,000,000	(a),(b)	Sixth Street CLO XIX Ltd, Series 2021 19A, (LIBOR 3 M + 6.162%)	6.035	07/20/34		1,005,888
	458,993	(a)	Start II LTD, Series 2019 1	5.095	03/15/44		454,499
	442,580	(a),(b)	Sunnova Helios XII Issuer LLC, Series 2023 B	6.000	08/22/50		265,209
	1,000,000	(a),(b)	TCW CLO 2021-2 Ltd, Series 2021 2A, (LIBOR 3 M + 7.122%)	11.747	07/25/34		994,965
	1,000,000	(a)	Uniti Fiber Abs Issuer Llc, Series 2025 1A	9.120	04/20/55		1,032,341
	500,000	(a),(b)	Ursa Re II Ltd, (3-Month U.S. Treasury Bill + 7.000%)	11.294	12/06/25		507,100
	629,338	(a)	Vivint Solar Financing V LLC, Series 2018 1A	7.370	04/30/48		600,169
	182,339	(a)	VR Funding LLC, Series 2020 1A	6.420	11/15/50		179,734
	500,000	(a)	Zayo Issuer LLC, Series 2025 1A	8.659	03/20/55		513,092
	500,000	(a)	Ziply Fiber Issuer LLC, Series 2024 1A	7.810	04/20/54		522,729
	1,000,000	(a)	Ziply Fiber Issuer LLC, Series 2024 1A	11.170	04/20/54		1,076,711
			TOTAL ASSET-BACKED SECURITIES (Cost $42,380,784)				41,966,702

	PRINCIPAL		DESCRIPTION	RATE	MATURITY		VALUE
			MORTGAGE-BACKED SECURITIES - 86.6% (66.2% of Total Investments)
	1,000,000	(a),(b)	ARDN 2025-ARCP Mortgage Trust, Series 2025 ARCP, (TSFR1M + 3.000%)	7.300	06/15/35		1,003,697
	1,000,000	(a),(b)	ARDN 2025-ARCP Mortgage Trust, (TSFR1M + 4.500%)	8.800	06/15/35		1,004,552
		(b),(c)	BANK 2017-BNK6, Series 2017 BNK6	3.851	07/15/60		917,414
	1,000,000	(a),(c)	BANK 2019-BNK21, Series 2019 BN21	2.500	10/17/52		731,903
	1,000,000	(a),(b)	BBCMS Mortgage Trust 2020-C6, Series 2020 C6	3.811	02/15/53		847,685
	1,750,000	(a),(b),(c)	BBCMS Trust 2015-SRCH, Series 2015 SRCH	5.122	08/10/35		1,640,300
	500,000	(b)	Benchmark 2018-B2 Mortgage Trust, Series 2018 B2	4.450	02/15/51		401,385
	1,100,000	(b),(c)	Benchmark 2019-B14 Mortgage Trust, Series 2019 B14	3.888	12/15/62		842,517
	1,500,000	(a)	Benchmark 2020-B18 Mortgage Trust, Series 2020 B18	4.139	07/15/53		1,483,074
	948,827	(a),(b)	BLP Commercial Mortgage Trust 2024-IND2, Series 2024 IND2, (TSFR1M + 3.689%)	8.011	03/15/41		950,965
	1,000,000	(b),(c)	Cantor Commercial Real Estate Lending 2019-CF1, Series 2019 CF1	4.352	05/15/52		837,752
	845,000	(b)	CD 2016-CD1 Mortgage Trust, Series 2016 CD1	3.631	08/10/49		571,629
	1,500,000	(b)	CD 2016-CD2 Mortgage Trust, Series 2016 CD2	4.107	11/10/49		910,726
	1,978,000	(b)	CD 2017-CD3 Mortgage Trust, Series 2017 CD3	4.682	02/10/50		925,199
	23,977	(a),(b)	CF 2020-P1 Mortgage Trust, Series 2020 P1	2.840	04/15/52		23,819
	346,492	(b)	CHL Mortgage Pass-Through Trust 2006-HYB1, Series 2006 HYB1	4.964	03/20/36		322,868
	1,471,597	(a),(b)	COMM 2013-LC13 Mortgage Trust, Series 2013 LC13	5.549	08/10/46		1,350,017
	925,000	(b),(c)	COMM 2014-CCRE15 Mortgage Trust, Series 2014 CR15	4.069	02/10/47		884,674
	755,772	(c)	COMM 2014-CCRE17 Mortgage Trust, Series 2014 CR17	4.377	05/10/47		730,036
	645,450	(b),(c)	COMM 2014-CR14 Mortgage Trust, Series 2014 CR14	3.793	02/10/47		622,017
	1,500,000	(a),(b)	COMM 2014-UBS3 Mortgage Trust, Series 2014 UBS3	4.767	06/10/47		645,000
	1,400,000	(a)	COMM 2015-CCRE22 Mortgage Trust, Series 2015 CR22	3.000	03/10/48		962,430
	872,394	(b),(c)	COMM 2015-CCRE23 Mortgage Trust, Series 2015 CR23	4.365	05/10/48		847,824
	1,800,000	(b)	COMM 2015-CCRE24 Mortgage Trust, Series 2015 CR24	3.463	08/10/48		1,633,722
	892,000	(b),(c)	COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25	4.689	08/10/48		873,171
	1,245,000	(b),(c)	COMM 2015-CCRE25 Mortgage Trust, Series 2015 CR25	3.768	08/10/48		1,170,042
	625,000	(a),(b)	Connecticut Avenue Securities Trust 2021-R03, Series 2021 R03, (SOFR30A + 5.500%)	9.805	12/25/41		651,830
	2,100,000	(a),(b)	Connecticut Avenue Securities Trust 2022-R01, Series 2022 R01, (SOFR30A + 6.000%)	10.305	12/25/41		2,206,297
	1,000,000	(a),(b)	Connecticut Avenue Securities Trust 2022-R03, Series 2022 R03, (SOFR30A + 9.850%)	14.823	03/25/42		1,120,442
	2,840,000	(a),(b),(c)	Connecticut Avenue Securities Trust 2022-R05, Series 2022 R05, (SOFR30A + 7.000%)	11.305	04/25/42		3,075,880
	1,900,000	(a),(b)	Connecticut Avenue Securities Trust 2022-R07, Series 2022 R07, (SOFR30A + 12.000%)	16.306	06/25/42		2,225,983

See Notes to Financial Statements	31

Portfolio of Investments June 30, 2025 (continued)

JLS

	PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
			MORTGAGE-BACKED SECURITIES (continued)
$	4,000,000	(a),(b),(c)	Connecticut Avenue Securities Trust 2023-R02, Series 2023 R02, (SOFR30A + 5.550%)	9.855%	01/25/43	$4,368,109
	2,000,000	(a),(b),(c)	Connecticut Avenue Securities Trust 2023-R04, Series 2023 R04, (SOFR30A + 5.350%)	9.656	05/25/43	2,189,436
	2,250,000	(a),(b),(c)	Connecticut Avenue Securities Trust 2023-R05, Series 2023 R05, (SOFR30A + 4.750%)	9.056	06/25/43	2,429,673
	2,280,000	(a),(b),(c)	Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06, (SOFR30A + 3.900%)	9.188	07/25/43	2,412,412
	3,110,000	(a),(b)	Connecticut Avenue Securities Trust 2023-R06, Series 2023 R06, (SOFR30A + 5.900%)	10.205	07/25/43	3,320,914
	33,000,000	(a),(b)	DOLP Trust 2021-NYC, Series 2021 NYC	0.665	05/10/41	986,167
	77,620	(a),(b)	Flagstar Mortgage Trust 2017-2, Series 2017 2	3.978	10/25/47	71,036
	7,467,859	(b)	Freddie Mac Multifamily ML Certificates, Series 2021 ML12, (I/O)	1.305	07/25/41	663,893
	2,280,000	(a),(b),(c)	Freddie Mac STACR REMIC Trust 2021-DNA6, Series 2021 DNA6, (SOFR30A + 7.500%)	11.805	10/25/41	2,424,370
	2,270,000	(a),(b)	Freddie Mac STACR REMIC Trust 2022-DNA1, Series 2022 DNA1, (SOFR30A + 7.100%)	11.405	01/25/42	2,422,761
	4,400,000	(a),(b)	Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022 DNA2, (SOFR30A + 4.750%)	9.055	02/25/42	4,612,321
	2,270,000	(a),(b)	Freddie Mac STACR REMIC Trust 2022-DNA2, Series 2022 DNA2, (SOFR30A + 8.500%)	13.788	02/25/42	2,481,356
	3,250,000	(a),(b)	Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022 DNA3, (SOFR30A + 5.650%)	10.218	04/25/42	3,477,177
	2,945,000	(a),(b)	Freddie Mac STACR REMIC Trust 2022-DNA3, Series 2022 DNA3, (SOFR30A + 9.750%)	15.087	04/25/42	3,294,760
	1,000,000	(a),(b)	GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR, (TSFR1M + 1.747%)	6.059	07/15/31	210,514
	1,100,000	(a),(b)	GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR, (TSFR1M + 1.897%)	6.209	07/15/31	155,682
	700,000	(a),(b)	GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR, (TSFR1M + 2.397%)	6.709	07/15/31	73,419
	700,000	(a),(b)	GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR, (TSFR1M + 3.097%)	7.409	07/15/31	66,143
	892,000	(a),(b)	GS Mortgage Securities Corp Trust 2018-TWR, Series 2018 TWR, (TSFR1M + 4.222%)	8.534	07/15/31	75,012
	2,000,000	(b),(c)	GS Mortgage Securities Trust 2016-GS4, Series 2016 GS4	4.073	11/10/49	1,785,981
	1,000,000	(a),(b)	ILPT Commercial Mortgage Trust 2025-LPF2, Series 2025 LPF2	8.199	07/15/42	1,027,746
	441,000	(a),(b)	JP Morgan Chase Commercial Mortgage Securities Trust 2019- ICON UES, Series 2019 UES	4.601	05/05/32	421,910
	377,000	(a),(b)	JP Morgan Chase Commercial Mortgage Securities Trust 2019- ICON UES, Series 2019 UES	4.601	05/05/32	364,053
	366,000	(a)	JP Morgan Chase Commercial Mortgage Securities Trust 2020- NNN, Series 2020 NNN	3.972	01/16/37	115,294
	2,000,000	(b)	JPMBB Commercial Mortgage Securities Trust 2014-C22, Series 2014 C22	4.658	09/15/47	1,848,844
	1,000,000		JPMBB Commercial Mortgage Securities Trust 2015-C27, Series 2015 C27	3.898	02/15/48	863,105
	605,689	(b),(c)	JPMBB Commercial Mortgage Securities Trust 2015-C29, Series 2015 C29	4.118	05/15/48	601,949
	1,189,000	(b),(c)	JPMBB Commercial Mortgage Securities Trust 2016-C1, Series 2016 C1	4.853	03/17/49	1,135,563
	2,000,000	(b),(c)	JPMCC Commercial Mortgage Securities Trust 2017-JP5, Series 2017 JP5	3.904	03/15/50	1,756,146
	1,500,000	(a),(b)	JPMCC Commercial Mortgage Securities Trust 2017-JP6, Series 2017 JP6	4.598	07/15/50	1,150,608
	1,930,000	(b),(c)	JPMCC Commercial Mortgage Securities Trust 2017-JP6, Series 2017 JP6	3.848	07/15/50	1,580,958
	1,849,000	(a),(b),(c)	JPMCC Commercial Mortgage Securities Trust 2017-JP7, Series 2017 JP7	4.571	09/15/50	1,155,657
	478,356	(c)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19, Series 2014 C19	4.000	12/15/47	463,895
	226,295	(b)	Morgan Stanley Capital I Trust 2015-MS1, Series 2015 MS1	4.152	05/15/48	217,697

32	See Notes to Financial Statements

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		MORTGAGE-BACKED SECURITIES (continued)
$172,073	(b)	Morgan Stanley Mortgage Loan Trust 2007-15AR, Series 2007 15AR	3.368%	11/25/37	$120,249
1,000,000	(a)	MRCD 2019-MARK Mortgage Trust, Series 2019 PARK	2.718	12/15/36	701,400
1,000,000	(a),(b)	MTN Commercial Mortgage Trust 2022-LPFL, Series 2022 LPFL, (TSFR1M + 5.285%)	9.605	03/15/39	1,002,592
600,000	(a),(b)	Natixis Commercial Mortgage Securities Trust 2019-MILE, Series 2019 MILE, (TSFR1M + 2.279%)	6.591	07/15/36	506,392
1,000,000	(a),(b)	Natixis Commercial Mortgage Securities Trust 2019-MILE, (TSFR1M + 2.829%)	7.141	07/15/36	787,075
1,050,000	(a),(b)	Natixis Commercial Mortgage Securities Trust 2019-MILE, (TSFR1M + 4.329%)	8.641	07/15/36	702,741
400,000	(a),(b),(c)	OPEN Trust 2023-AIR, Series 2023 AIR, (TSFR1M + 5.236%)	9.548	11/15/40	401,689
1,000,000	(a),(b),(c)	PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF, (TSFR1M + 0.994%)	5.306	07/15/38	946,395
1,000,000	(a),(b)	PKHL Commercial Mortgage Trust 2021-MF, Series 2021 MF, (TSFR1M + 2.114%)	6.426	07/15/38	719,353
1,602,435	(a),(b),(c)	SMR 2022-IND Mortgage Trust, Series 2022 IND, (TSFR1M + 3.950%)	8.262	02/15/39	1,608,241
127,100,000	(a),(b)	SUMIT 2022-BVUE Mortgage Trust, Series 2022 BVUE, (I/O)	0.179	02/12/41	456,225
1,000,000	(a),(b),(c)	TX Trust 2024-HOU, Series 2024 1, (TSFR1M + 3.239%)	7.551	06/15/39	997,155
1,300,000	(b),(c)	Wells Fargo Commercial Mortgage Trust 2015-NXS1, Series 2015 NXS1	4.041	05/15/48	1,261,827

		TOTAL MORTGAGE-BACKED SECURITIES
		(Cost $102,467,757)			92,850,745

		TOTAL LONG-TERM INVESTMENTS
		(Cost $144,848,541)			134,817,447

PRINCIPAL		DESCRIPTION	RATE	MATURITY	VALUE
		SHORT-TERM INVESTMENTS - 5.1%(3.9% of Total Investments)
		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1% (3.9% of Total Investments)
1,000,000		Fannie Mae Discount Notes	0.000	07/16/25	998,147
330,000		Federal Home Loan Bank Discount Notes	0.000	07/16/25	329,388
2,509,000		Federal Home Loan Bank Discount Notes	0.000	07/18/25	2,503,769
674,000		Freddie Mac Discount Notes	0.000	07/01/25	673,922
1,011,000		Freddie Mac Discount Notes	0.000	07/09/25	1,009,946
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $5,515,744)			5,515,172

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $5,515,744)			5,515,172

		TOTAL INVESTMENTS - 130.9%
		(Cost $150,364,285)			140,332,619

		BORROWINGS - (2.4)% (g),(h)			(2,520,000)

		REVERSE REPURCHASE AGREEMENTS, INCLUDING ACCRUED INTEREST - (26.4)%(i)			(28,319,008)

		OTHER ASSETS & LIABILITIES, NET - (2.1)%			(2,294,447)

		NET ASSETS APPLICABLE TO COMMON SHARES - 100%			$107,199,164

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

I/O	Interest only security
LIBOR	London Inter-Bank Offered Rate
M	Month
SOFR	Secured Overnight Financing Rate
SOFR30A	30 Day Average Secured Overnight Financing Rate
SOFR90A	90 Day Average Secured Overnight Financing Rate
TSFR1M	CME Term Secured Overnight Financing Rate 1 Month
TSFR3M	CME Term Secured Overnight Financing Rate 3 Month

See Notes to Financial Statements	33

Portfolio of Investments June 30, 2025 (continued)

JLS

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $109,002,760 or 77.7% of Total Investments.

(b)	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $39,642,348 have been pledged as collateral for reverse repurchase agreements.

(d)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $1,548,137.
(e)	When-issued or delayed delivery security.
(f)	For fair value measurement disclosure purposes, investment classified as Level 3.
(g)	Borrowings as a percentage of Total Investments is 1.8%.
(h)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $22,875,318 have been pledged as collateral for borrowings.

(i)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total investments is 20.2%.

34	See Notes to Financial Statements

Statement of Assets and Liabilities

June 30, 2025

June 30, 2025 (Unaudited)	JGH	NPCT(1)	JLS
ASSETS
Long-term investments, at value†	$437,286,154	$495,886,115	$134,817,447
Short-term investments, at value◇	4,425,000	3,275,000	5,515,172
Cash	911,277	3,549,895	–
Cash denominated in foreign currencies^	–	3,931	–
Cash collateral at broker for investments in swap contracts	–	2,620,610	–
Swap premiums paid	–	48,257	–
Unrealized appreciation on cross currency swap contracts	–	538,848	–
Unrealized appreciation on interest rate swaps contracts	206,614	–	–
Receivables:
Dividends	–	27,634	—
Interest	7,653,153	5,647,783	733,122
Investments sold	2,138,943	1,373,139	725,000
Reclaims	–	30,709	621
Other	38,775	–	25,080
Total assets	452,659,916	513,001,921	141,816,442
LIABILITIES
Cash overdraft	–	–	1,220,803
Cash collateral due to broker for investments in swaps	187,609	–	–
Borrowings	106,500,000	62,500,000	2,520,000
Reverse repurchase agreements, including accrued interest	21,238,397	49,078,226	28,319,008
Unrealized depreciation on forward foreign currency contracts	160,940	478,163	–
TFP Shares, Net**	–	69,733,954	–
Payables:
Management fees	310,891	395,905	107,726
Dividends	2,339,503	2,976,152	831,789
Interest	282,803	267,188	12,663
Investments purchased - regular settlement	753,610	1,197,578	–
Investments purchased - when-issued/delayed-delivery settlement	1,700,000	–	1,499,812
Accrued expenses:
Custodian fees	54,882	40,342	25,730
Investor relations	9,473	7,089	6,699
Trustees fees	39,498	9,605	23,846
Professional fees	27,627	24,336	45,186
Shareholder reporting expenses	13,858	9,824	3,947
Shareholder servicing agent fees	100	9,090	22
Other	1,716	35,048	47
Total liabilities	133,620,907	186,762,500	34,617,278
Commitments and contingencies(2)
Net assets applicable to common shares	$319,039,009	$326,239,421	$107,199,164

Common shares outstanding	23,177,393	28,755,000	5,476,626
Net asset value (“NAV”) per common share outstanding	$13.77	$11.35	$19.57
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
Common shares, $0.01 par value per share	$231,774	$287,550	$54,766
Paid-in capital	458,328,717	515,517,242	121,660,037
Total distributable earnings (loss)	(139,521,482)	(189,565,371)	(14,515,639)
Net assets applicable to common shares	$319,039,009	$326,239,421	$107,199,164
Authorized shares:
Common	Unlimited	Unlimited	Unlimited
Preferred	–	Unlimited	–

† Long-term investments, cost	$436,565,143	$595,200,654	$144,848,541
◇ Short-term investments, cost	$4,425,000	$3,275,000	$5,515,744
^ Cash denominated in foreign currencies, cost	$–	$15,590	$–
** TFP Shares, liquidation preference	$–	$70,000,000	$–

(1)	Consolidated Statement of Assets and Liabilities (as disclosed in Notes to Financial Statements).
(2)	As disclosed in Notes to Financial Statements.

See Notes to Financial Statements

Statement of Operations

Six Months Ended June 30, 2025 (Unaudited)	JGH	NPCT(1)	JLS
INVESTMENT INCOME
Dividends	$34,676	$654,923	$–
Interest	18,194,934	13,174,971	6,014,387
Rehypothecation income	–	–	321
Tax withheld	–	(4,063)	–
Total investment income	18,229,610	13,825,831	6,014,708
EXPENSES
Management fees	1,877,499	2,418,281	651,139
Shareholder servicing agent fees	849	11,721	273
Interest expense and amortization of offering costs	3,368,929	4,464,279	868,449
Trustees fees	8,019	14,600	2,444
Custodian expenses	36,096	30,360	18,096
Excise tax liability expense	–	–	28,054
Investor relations expenses	53,692	43,670	4,044
Professional fees	39,437	52,809	63,032
Shareholder reporting expenses	24,301	19,174	10,978
Stock exchange listing fees	3,824	4,507	3,824
Other	3,412	38,419	5,732
Total expenses	5,416,058	7,097,820	1,656,065
Net investment income (loss)	12,813,552	6,728,011	4,358,643
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments	(3,039,666)	(3,668,352)	(1,255,330)
Forward foreign currency contracts	–	447,553	–
Swap contracts	1,110,824	446,475	–
Foreign currency transactions	(11,303)	(469,532)	–
Net realized gain (loss)	(1,940,145)	(3,243,856)	(1,255,330)
Change in unrealized appreciation (depreciation) on:
Investments	2,871,914	12,547,546	2,616,107
Forward foreign currency contracts	(160,940)	(893,785)	–
Swap contracts	(1,019,783)	(3,562,896)	–
Foreign currency translations	4,136	33,335	–
Net change in unrealized appreciation (depreciation)	1,695,327	8,124,200	2,616,107
Net realized and unrealized gain (loss)	(244,818)	4,880,344	1,360,777

Net increase (decrease) in net assets applicable to common shares from operations	$12,568,734	$11,608,355	$5,719,420

(1)	Consolidated Statement of Operations (as disclosed in Notes to Financial Statements).

See Notes to Financial Statements

Statement of Changes in Net Assets

	JGH		NPCT(1)
	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$12,813,552	$22,891,075	$6,728,011	$14,036,837
Net realized gain (loss)	(1,940,145)	(8,598,076)	(3,243,856)	(8,893,790)
Net change in unrealized appreciation (depreciation)	1,695,327	25,416,364	8,124,200	23,207,167
Net increase (decrease) in net assets applicable to common shares from operations	12,568,734	39,709,363	11,608,355	28,350,214
DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(14,393,161)	(26,169,198)	(20,200,388)	(17,230,029)
Return of Capital	–	(2,617,124)	–	(19,633,881)
Total distributions	(14,393,161)	(28,786,322)	(20,200,388)	(36,863,910)
Net increase (decrease) in net assets applicable to common shares	(1,824,427)	10,923,041	(8,592,033)	(8,513,696)
Net assets applicable to common shares at the beginning of period	320,863,436	309,940,395	334,831,454	343,345,150

Net assets applicable to common shares at the end of period	$319,039,009	$320,863,436	$326,239,421	$334,831,454

See Notes to Financial Statements

Statement of Changes in Net Assets (continued)

	JLS

	Unaudited Six Months Ended 6/30/25	Year Ended 12/31/24
OPERATIONS
Net investment income (loss)	$4,358,643	$9,658,177
Net realized gain (loss)	(1,255,330)	2,011
Net change in unrealized appreciation (depreciation)	2,616,107	3,768,209

Net increase (decrease) in net assets applicable to common shares from operations	5,719,420	13,428,397

DISTRIBUTIONS TO COMMON SHAREHOLDERS
Dividends	(5,043,973)	(9,773,039)

Total distributions	(5,043,973)	(9,773,039)

Net increase (decrease) in net assets applicable to common shares	675,447	3,655,358

Net assets applicable to common shares at the beginning of period	106,523,717	102,868,359

Net assets applicable to common shares at the end of period	$107,199,164	$106,523,717

(1) Consolidated Statement of Changes in Net Assets (as disclosed in Notes to Financial Statements).

38	See Notes to Financial Statements

Statement of Cash Flows

Six Months Ended June 30, 2025 (Unaudited)	JGH	NPCT(1)	JLS
CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$12,568,734	$11,608,355	$5,719,420
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(165,990,128)	(62,962,359)	(11,324,620)
Proceeds from sale and maturities of investments	159,532,185	76,588,292	15,705,059
Proceeds from (Purchase of) short-term investments, net	17,025,000	4,175,000	(4,423,000)
Proceeds from (Purchase of) closed foreign currency spot transactions	20,297	32,561	–
Proceeds from litigation settlement	11,859	–	–
Premiums received (paid) for credit default swaps contracts	–	(152)	–
Amortization (Accretion) of premiums and discounts, net	(803,463)	53,182	(119,788)
Amortization of deferred offering costs	–	16,825	–
(Increase) Decrease in:
Receivable for dividends	–	24,866	–
Receivable for interest	134,006	(414,489)	(40,306)
Receivable for reclaims	–	29,490	76
Receivable for investments sold	26,410	(1,346,562)	(725,000)
Other assets	18,294	30,703	451
Increase (Decrease) in:
Payable for interest	66,644	(315,000)	(60,353)
Payable for investments purchased - regular settlement	753,610	1,197,578	–
Payable for investments purchased - when-issued/delayed-delivery settlement	(12,664,005)	–	1,499,812
Payable for management fees	(13,589)	(27,061)	(4,822)
Accrued custodian fees	3,788	4,910	1,879
Accrued investor relations fees	3,552	2,380	1,109
Accrued Trustees fees	(11,591)	(6,390)	(2,306)
Accrued professional fees	21,492	17,256	10,892
Accrued shareholder reporting expenses	(19,528)	(15,525)	(5,248)
Accrued shareholder servicing agent fees	71	4,959	16
Accrued other expenses	1,716	15,781	47
Net realized (gain) loss from investments	3,039,666	3,668,352	1,255,330
Net realized (gain) loss from foreign currency transactions	11,303	469,532	–
Net realized (gain) loss from paydowns	(5,008)	144,929	(74,664)
Net change in unrealized (appreciation) depreciation of investments	(2,871,914)	(12,547,546)	(2,616,107)
Net change in unrealized (appreciation) depreciation of forward foreign currency	160,940	893,785	–
Net change in unrealized (appreciation) depreciation of swap contracts	1,019,783	3,562,896	–
Net change in unrealized (appreciation) depreciation on foreign currency translations	(4,136)	(33,335)	–

Net cash provided by (used in) operating activities	12,035,988	24,873,213	4,797,877
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from borrowings	2,500,000	–	–
Proceeds from reverse repurchase agreements	21,000,000	97,640,000	131,708,000
(Repayments of) reverse repurchase agreements	(20,000,000)	(97,640,000)	(132,708,000)
Increase (Decrease) in:
Cash overdraft	(1,531,053)	(3,042,989)	414,307
Cash collateral due to broker	(1,040,000)	–	–
Cash distributions paid to common shareholders	(12,053,658)	(17,224,236)	(4,212,184)

Net cash provided by (used in) financing activities	(11,124,711)	(20,267,225)	(4,797,877)
Net increase (decrease) in cash, cash denominated in foreign currencies and cash collateral at brokers	911,277	4,605,988	–
Cash, cash denominated in foreign currencies and cash collateral at brokers at the beginning of period	–	1,568,448	–
Cash, cash denominated in foreign currencies and cash collateral at brokers at the end of period	$911,277	$6,174,436	$–

(1)	Consolidated Statement of Cash Flows (as disclosed in Notes to Financial Statements).

See Notes to Financial Statements

The following table provides a reconciliation of cash, cash denominated in foreign currencies and cash collateral at brokers to the Statement of Assets and Liabilities:

	JGH	NPCT	JLS
Cash	$911,277	$3,549,895	$–
Cash denominated in foreign currencies	–	3,931	–
Cash collateral at broker for investments in swap contracts	–	2,620,610	–
Total cash, cash denominated in foreign currencies and cash collateral at brokers	$911,277	$6,174,436	$–

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	JGH	NPCT	JLS
Cash paid for interest (excluding borrowing and amortization of offering costs)	$3,286,468	$4,757,984	$921,023

40	See Notes to Financial Statements

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Financial Highlights

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Net Asset Value, End of Period	Share Price, End of Period

JGH
6/30/25(d)	$13.84	$0.55	$–(e)	$0.55	$(0.62)	$–	$–	$(0.62)	$13.77	$12.93
12/31/24	13.37	0.99	0.72	1.71	(1.13)	–	(0.11)	(1.24)	13.84	12.84
12/31/23	12.79	0.82	1.00	1.82	(0.95)	–	(0.29)	(1.24)	13.37	12.20
12/31/22	16.63	0.95	(3.43)	(2.48)	(0.99)	–	(0.37)	(1.36)	12.79	11.25
12/31/21	16.97	1.04	(0.08)	0.96	(0.98)	–	(0.32)	(1.30)	16.63	15.88
12/31/20	18.14	1.10	(1.16)	(0.06)	(1.07)	–	(0.04)	(1.11)	16.97	15.55

NPCT(g)
6/30/25(d)	11.64	0.22	0.19	0.41	(0.70)	–	–	(0.70)	11.35	11.21
12/31/24	11.94	0.49	0.49	0.98	(0.60)	–	(0.68)	(1.28)	11.64	10.51
12/31/23	12.27	0.38	0.33	0.71	(0.45)	–	(0.59)	(1.04)	11.94	10.08
12/31/22	19.66	0.67	(6.83)	(6.16)	(0.78)	–	(0.45)	(1.23)	12.27	10.36
12/31/21(h)	20.00	0.31	0.07	0.38	(0.36)	(0.03)	(0.33)	(0.72)	19.66	18.30

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

4.11%	5.64%	$319,039	3.47	%(f)	8.20	%(f)	37%
13.39	15.87	320,863	3.73		7.29		93
15.15	20.80	309,940	3.82		6.43		35
(15.10)	(21.07)	296,494	2.43		6.82		26
5.82	10.84	385,474	1.68		6.16		87
0.39	2.88	393,299	1.87		6.94		35

3.65	13.80	326,239	4.36	(f)	4.13	(f)	13
8.44	17.15	334,831	5.08		4.08		27
6.21	7.77	343,345	5.50		3.27		11
(31.89)	(37.45)	352,717	2.95		4.61		10
1.90	(4.96)	565,276	1.47	(f)	2.28	(f)	17

(c)

• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares, borrowings, and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
	JGH		NPCT
6/30/25(d)	2.16	%(f)	2.74	%(f)
12/31/24	2.41		3.36
12/31/23	2.46		3.77
12/31/22	1.04		1.33
12/31/21(h)	0.35		0.18
12/31/20	0.59		N/A
(d)	Unaudited.
(e)	Value rounded to zero.
(f)	Annualized.
(g)	Consolidated Financial Highlights (as disclosed in Notes to Financial Statements).
(h)	For the period April 27, 2021 (commencement of operations) through December 31, 2021.

See Notes to Financial Statements.

Financial Highlights (continued)

The following data is for a common share outstanding for each fiscal year end unless otherwise noted:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Common Share Net Asset Value, Beginning of Period	Net Investment Income (NII) (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From NII	From Net Realized Gains	Return of Capital	Total	Discount Per Share Repurchased and Retired	Net Asset Value, End of Period	Share Price, End of Period

JLS
6/30/25(d)	$19.45	$0.80	$0.24	$1.04	$(0.92)	$—	$—	$(0.92)	$—	$19.57	$18.74
12/31/24	18.78	1.76	0.69	2.45	(1.78)	—	—	(1.78)	—	19.45	18.00
12/31/23	18.86	1.51	(0.02)	1.49	(1.57)	—	—	(1.57)	—	18.78	16.88
12/31/22	22.19	1.12	(3.38)	(2.26)	(0.86)	—	(0.20)	(1.06)	(0.01)	18.86	16.18
12/31/21	22.17	0.83	0.16	0.99	(0.85)	—	(0.12)	(0.97)	—	22.19	20.96
12/31/20	22.83	0.86	(0.55)	0.31	(0.73)	—	(0.24)	(0.97)	—	22.17	19.77

(a)	Based on average shares outstanding.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested distributions at Common Share NAV, if any. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last distribution declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested distributions, if any, at the average price paid per share at the time of reinvestment. The last distribution declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last distribution declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets
Based on Net Asset Value(b)	Based on Share Price(b)	Net Assets, End of Period (000)	Expenses(c)	Expenses After Reimbursement		Net Investment Income (Loss)(c)		Portfolio Turnover Rate

5.47%	9.38%	$107,199	3.14%(e)	N/A	%(e)	8.26	%(e)	8%
13.49	17.73	106,524	3.65	N/A		9.10		20
8.18	14.79	102,868	4.16	N/A		7.98		28
(10.30)	(17.88)	103,267	2.72	N/A		5.61		47
4.47	11.02	121,785	1.87	N/A		3.69		73
1.69	(5.36)	121,642	2.46	1.54		4.04		117

(c)

• Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to borrowings, and/or reverse repurchase agreements (as described in Notes to Financial Statements), where applicable.

• The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares and/or reverse repurchase agreements (as described in Notes to Financial Statements) where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
JLS
6/30/25(d)	1.65%(e)
12/31/24	2.14
12/31/23	2.60
12/31/22	1.17
12/31/21	0.45
12/31/20	0.91

(d)	Unaudited.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

The following table sets forth information regarding each Fund’s outstanding senior securities as of the end of each of the Fund’s last five fiscal periods, as applicable.

	Borrowings		TFP Shares
	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $1,000 Share(b)	Aggregate Amount Outstanding (000)(a)	Asset Coverage Per $1,000 Share(c)	Asset Coverage Per $1 Liquidation Preference(d)
JGH
6/30/25(e)	$106,500	$3,996	$–	$–	$–
12/31/24	104,000	4,085	–	–	–
12/31/23	119,000	3,605	–	–	–
12/31/22	127,000	3,335	–	–	–
12/31/21	159,000	3,424	–	–	–
12/31/20	149,200	3,636	–	–	–
NPCT
6/30/25(e)	62,500	7,340	70,000	3,462	3.46
12/31/24	62,500	7,477	70,000	3,527	3.53
12/31/23	75,500	6,475	70,000	3,360	3.36
12/31/22	105,500	5,007	70,000	3,010	3.01
12/31/21(f)	167,000	4,385	–	–	–
JLS
6/30/25(e)	2,520	43,539	–	–	–
12/31/24	2,520	43,271	–	–	–
12/31/23	5,520	19,636	–	–	–
12/31/22	12,495	9,265	–	–	–
12/31/21	8,455	15,404	–	–	–
12/31/20	15,505	8,845	–	–	–

(a)	Aggregate Amount Outstanding: Aggregate amount outstanding represents the principal amount outstanding or liquidation preference, if applicable, as of the end of the relevant fiscal year.
(b)

Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000.

(c)

Asset Coverage Per $1,000: Asset coverage per $1,000 is calculated by subtracting the Fund’s liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding (if applicable), plus the aggregate of the involuntary liquidation preference of the outstanding preferred shares, if applicable, and multiplying the result by 1,000. For purpose of asset coverage above, senior securities consist of preferred shares or borrowings of a Fund and does not include derivative transactions and other investments that have the economic effect of leverage such as reverse repurchase agreements and tender option bonds. If the leverage effects of such investments were included, the asset coverage amounts presented would be lower.

(d)	Includes all preferred shares presented for the Fund.
(e)	Unaudited.
(f)	For the period April 27, 2021 (commencement of operations) through December 31, 2021.

Notes to Financial Statements

(Unaudited)

1. General Information

Fund Information: The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Global High Income Fund (JGH)

•	Nuveen Core Plus Impact Fund (NPCT)

•	Nuveen Mortgage and Income Fund (JLS)

The Funds are registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as closed-end management investment companies. JGH, NPCT and JLS were organized as Massachusetts business trusts on August 5, 2014, December 4, 2020 and September 10, 2009, respectively.

Current Fiscal Period: The end of the reporting period for the Funds is June 30, 2025, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2025 (the “current fiscal period”).

Investment Adviser and Sub-Adviser: The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolio, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser and Teachers Advisors, LLC (“TAL”), an affiliate of the Adviser, (each a “Sub-Adviser” and collectively, the “Sub-Advisers”). NAM manages the investment portfolios of JGH and NPCT, while TAL manages the investment portfolio of JLS.

Basis for Consolidation: NPCT is presented on a consolidated basis with the Nuveen Core Plus Impact Fund Ltd. (the “Subsidiary”), a wholly-owned subsidiary of NPCT organized under the laws of the Cayman Islands. The Subsidiary commenced operations on April 27, 2021 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non- U.S. issuers that are issued through private placement transactions with the SEC pursuant to Regulation S under the Securities Act of 1933, as amended. The Subsidiary is advised by the Adviser and has the same investment objective as NPCT, but unlike NPCT, it may invest in Regulation S securities without limitation. As of the end of the reporting period, the net assets of the Subsidiary were $28,726,116 representing 9% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

NPCT
Total long-term investments at value	$28,352,120
Net assets applicable to Common Shares	28,726,116
Net investment income (loss)	312,121
Net realized gain (loss) from investments and foreign currency	(6,555)
Change in net unrealized appreciation (depreciation) from investments and foreign currency	(3,736,896)

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Compensation: The Funds pay no compensation directly to those of its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Notes to Financial Statements (continued)

Distributions to Common Shareholders: Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Funds’ distribution policy, which may be changed by the Board, is to make regular monthly cash distributions to holders of their common shares (stated in terms of a fixed cents per common share dividend distributions rate which may be set from time to time). Each Fund intends to distribute all or substantially all of its net investment income each year through its regular monthly distribution and to distribute realized capital gains at least annually. In addition, in any monthly period, to maintain its declared per common share distribution amount, a Fund may distribute more or less than its net investment income during the period. In the event a Fund distributes more than its net investment income during any yearly period, such distributions may also include realized gains and/or a return of capital. To the extent that a distribution includes a return of capital the NAV per share may erode.

Foreign Currency Transactions and Translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.

Foreign Taxes: The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Indemnifications: Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Trade date for senior and subordinated loans purchased in the “primary market” is considered the date on which the loan allocations are determined. Trade date for senior and subordinated loans purchased in the “secondary market” is the date on which the transaction is entered into. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex- dividend date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in kind (“PIK”) interest, paydown gains and losses and fee income, if any. PIK interest represents income received in the form of securities in lieu of cash. Fee income consists primarily of amendment fees. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received.

Netting Agreements: In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis. With respect to certain counterparties, in accordance with the terms of the netting agreements, collateral posted to the Funds is held in a segregated account by the Funds’ custodian and/or with respect to those amounts which can be sold or repledged, are presented in the Funds’ Portfolio of Investments or Statement of Assets and Liabilities.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described later in these Notes to Financial Statements.

Segment Reporting: Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker (“CODM”). The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

New Accounting Pronouncement: In December 2023, the FASB issued Accounting Standard Update (“ASU”) No. 2023-09, Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.

3. Investment Valuation and Fair Value Measurements

The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:

Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.

Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Adviser, subject to the oversight of the Board, and are generally classified as Level 2.

Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements (continued)

JGH	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed Securities	$–	$–	$670,268	$670,268
Common Stocks	–	753,449	–	753,449
Corporate Bonds	–	294,489,051	172,500	294,661,551
Mortgage-Backed Securities	–	2,055,493	–	2,055,493
Preferred Stock	2,965,165	284,900	–	3,250,065
Sovereign Debt	–	58,285,153	–	58,285,153
Variable Rate Senior Loan Interests	–	77,610,175	–	77,610,175
Short-Term Investments:
Repurchase Agreements	–	4,425,000	–	4,425,000
Investments in Derivatives:
Forward Foreign Currency Contracts*	–	(160,940)	–	(160,940)
Interest Rate Swaps*	–	206,614	–	206,614
Total	$2,965,165	$437,948,895	$842,768	$441,756,828

NPCT	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed Securities	$–	$5,872,129	$1,949,132	$7,821,261
Corporate Bonds	–	338,701,466	–	338,701,466
Mortgage-Backed Securities	–	71,930,513	–	71,930,513
Municipal Bonds	–	13,777,649	–	13,777,649
Preferred Stock	19,218,429	–	–	19,218,429
Sovereign Debt	–	21,378,883	–	21,378,883
U.S. Government and Agency Obligations	–	9,397,646	–	9,397,646
Variable Rate Senior Loan Interests	–	13,660,268	–	13,660,268
Short-Term Investments:
Repurchase Agreements	–	3,275,000	–	3,275,000
Investments in Derivatives:
Cross Currency Swaps*	–	538,848	–	538,848
Forward Foreign Currency Contracts*	–	(478,163)	–	(478,163)
Total	$19,218,429	$478,054,239	$1,949,132	$499,221,800

JLS	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Asset-Backed Securities	$–	$41,424,412	$542,290	$41,966,702
Mortgage-Backed Securities	–	92,850,745	–	92,850,745
Short-Term Investments:
U.S. Government and Agency Obligations	–	5,515,172	–	5,515,172
Total	$–	$139,790,329	$542,290	$140,332,619

*	Represents net unrealized appreciation (depreciation).

4. Portfolio Securities

Participation Commitments for JGH and NPCT: With respect to the senior loans held in JGH’s and NPCT’s portfolio, the Funds may: 1) invest in assignments; 2) act as a participant in primary lending syndicates; or 3) invest in participations. If a Fund purchases a participation of a senior loan interest, the Fund would typically enter into a contractual agreement with the lender or other third party selling the participation, rather than directly with the borrower. As such, the Fund not only assumes the credit risk of the borrower, but also that of the selling participant or other persons inter positioned between the Fund and the borrower. As of the end of the reporting period, JGH and NPCT had no such outstanding participation commitments.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is each Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Fund	Counterparty	Short-term Investments, at Value	Collateral Pledged (From) Counterparty
JGH	Fixed Income Clearing Corporation	$4,425,000	$(4,513,529)
NPCT	Fixed Income Clearing Corporation	3,275,000	(3,340,653)

Zero Coupon Securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Purchases and Sales: Long-term purchases and sales during the current fiscal period were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales and Maturities	U.S. Government Sales
JGH	$165,990,128	$—	$159,532,185	$—
NPCT	14,587,307	48,375,052	22,962,226	53,626,066
JLS	10,029,282	1,295,338	12,302,421	3,402,638

The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

5. Derivative Investments

Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of Operations, respectively.

Forward Foreign Currency Contracts: During the current fiscal period, JGH and NPCT used foreign exchange forwards to hedge its exposure to Euro denominated positions.

A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of Assets and Liabilities. The Funds realizes gains and losses at the time the forward contracts are closed and are included on the Statement of Operations. Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities.

The average notional amount of forward contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Forward Contracts Outstanding*
JGH	$1,633,473
NPCT	7,407,585

* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the forward foreign currency contracts subject to netting agreements and the collateral delivered related to those forward foreign currency contracts as of the end of the reporting period.

Notes to Financial Statements (continued)

Fund	Counterparty	Gross Unrealized Appreciation on Forward Foreign Currency Contracts*	Gross Unrealized (Depreciation) on Forward Foreign Currency Contracts*	Net Unrealized	Collateral Pledged to (from) Counterparty	Net Exposure
JGH	Toronto Dominion Bank	$-	$(160,940)	$(160,940)	$-	$(160,940)
NPCT	Barclays Bank PLC	-	(478,163)	(478,163)	-	(478,163)
*	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Funds’ Portfolio of Investments.

Interest Rate Swap Contracts: A Fund may enter into an interest rate swap contract to gain or reduce exposure to interest rates, to manage duration, the yield curve or interest rate risk. During the current fiscal period, JGH continued to utilize forward starting interest rate swap contracts to partially hedge its future interest cost of leverage.

Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).

Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss on such transactions is limited to the net amount of interest payments that the Fund is to receive from the counterparty. Payments paid (received) at the beginning of the measurement period are reflected as swap premiums paid (received) on the Statement of Assets and Liabilities, when applicable. Interest rate swaps can be settled either directly with the counterparty (“OTC”) or through a central clearinghouse (“centrally cleared”). For OTC swaps, the daily change in the market value of the swap contract, along with any daily interest fees accrued, are recognized as unrealized appreciation (depreciation) on interest rate swaps contracts on the Statement of Assets and Liabilities.

Upon the execution of a centrally cleared swap, a Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of Investments and cash deposited for initial margin, if any, is reflected on the Statement of Assets and Liabilities. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the swap contracts. These daily cash settlements are known as “variation margin” and is recognized on the Statement of Assets and Liabilities as a receivable or payable for variation margin on interest rate swaps contracts.

Changes in the value of the swap contracts during the fiscal period are recognized as net unrealized appreciation (depreciation) of swaps contracts on the Statement of Operations. The net amount of periodic payments settled in cash are recognized as net realized gain (loss) from swap contracts on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract.

The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Interest Rate Swap Contracts Outstanding*
JGH	$87,400,000

* The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Cross Currency Swap Contracts: NPCT uses cross currency swap contracts to gain or mitigate exposure to foreign exchange markets. A cross currency swap is an agreement between two parties to exchange two different currencies with the understanding that the exchange will be reversed at a later date at specified exchange rates. During the current fiscal period, NPCT used cross currency swaps to hedge its Euro exposure to U.S. dollars.

Risks may arise upon entering into these contracts from the potential of default by counterparty and, depending on their terms, may be subject to foreign exchange risk.

Cross currency swap contracts are valued daily. Upon entering into a cross currency swap contract the exchange of currencies takes place at the current spot rate. For an OTC Uncleared swap not cleared through a clearing house, the amount recorded on these transactions is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or deprecation on cross currency swaps contracts.”

Upon the execution of an OTC Cleared swap, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open swap contracts, if any, is recognized as “Cash collateral at brokers for investments in swaps contracts” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate a Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap. If a Fund has unrealized appreciation, the clearing broker would credit the Fund’s account with an amount equal to the appreciation and conversely if a Fund has unrealized depreciation, the clearing broker will debit a Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swaps contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation (depreciation) on cross currency swaps contracts” as described in the preceding paragraph.

The average notional amount of cross currency swap contracts outstanding during the current fiscal period was as follows:

Fund	Average Notional Amount of Swap Contracts Outstanding*
NPCT	$36,453,095

The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.

Fund	Counterparty	Gross Unrealized Appreciation on Swaps**		Gross Unrealized (Depreciation) on Swaps**		Net Unrealized Appreciation (Depreciation) on Interest Rate Swaps		Swaps Premium Paid (Received)		Collateral Pledged to (from) Counterparty***		Net Exposure
JGH	Morgan Stanley Capital Services LLC	$	206,614	$	-	$	206,614	$	-	$	(187,609)	$	19,005
NPCT	Citibank N.A.	$	361,379	$	-	$	361,379	$	46,520	$	(397,572)	$	10,327
	J.P. Morgan Securities Inc.		27,354		-		27,354		(2,509)		(11,630)		13,215
	Morgan Stanley Capital Services LLC		159,471		(9,356)		150,115		4,246		(140,152)		14,209
		$	548,204	$	(9,356)	$	538,848	$	48,257	$	(549,354)	$	37,751

**	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.
***	For NPCT, the amount is held in a segregated account at the custodian and not included on the Statement of Assets and Liabilities.

As of the end of the reporting period, the Funds have invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows:

Derivative Instrument	Risk Exposure	Asset Derivatives		Liability Derivatives
		Location	Value	Location	Value
JGH
Forward Foreign Currency Contracts	Foreign currency exchange rate	-	$–	Unrealized depreciation on forward contracts*	$(160,940)
Interest Rate Swaps	Interest rate	Unrealized appreciation on interest rate swaps contracts	206,614	-	–
NPCT
Forward Foreign Currency Contracts	Foreign currency exchange rate	-	–	Unrealized depreciation on forward contracts*	(478,163)
Cross Currency Swaps	Foreign currency exchange rate	Unrealized appreciation on cross currency swap contracts*	538,848	-	–

* Some swap contracts require a counterparty to pay or receive a premium, which is disclosed on the Statement of Assets and Liabilities and is not reflected in the cumulative unrealized appreciation (depreciation) presented above.

During the current fiscal period, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Notes to Financial Statements (continued)

Derivative Instrument	Risk Exposure	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
JGH
Forward foreign currency contracts	Foreign currency exchange rate	$–	$(160,940)
Swap contracts	Interest rate	1,110,824	(1,019,783)
NPCT
Forward foreign currency contracts	Foreign currency exchange rate	447,553	(893,785)
Swap contracts	Foreign currency exchange rate	446,475	(3,562,896)

Market and Counterparty Credit Risk: In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

6. Fund Shares

Common Share Transactions: The Funds did not have any transactions in common shares during the Funds’ current and prior fiscal period.

Preferred Shares

Taxable Fund Preferred Shares: NPCT has issued and has outstanding Taxable Fund Preferred (“TFP”) Shares, with a $1,000 liquidation preference per share. These TFP Shares were issued via private placement and are not publicly available.

The Fund is obligated to redeem its TFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Fund. TFP Shares are initially issued in a pre-specified mode, however, TFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Fund. The modes within TFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Fund may establish additional mode structures with the TFP Share.

• Variable Rate Mode (“VRM”) – Dividends for TFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the TFP Shares.

The fair value of TFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread’ being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

• Variable Rate Demand Mode (“VRDM”) – Dividends for TFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the TFP Shares is expected to approximate its liquidation preference. While in this mode, shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. The Fund is required to redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all TFP Shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement of Operations.

For financial reporting purposes, the liquidation preference of TFP Shares is recorded as a liability and is recognized as a component of “Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the TFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on TFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on TFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, TFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain TFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

Cost incurred in connection with its offering of TFP Shares, were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “Taxable Fund Preferred (“TFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, NPCT had $69,733,954 TFP Shares at liquidation preference, net of deferred offering costs. Further details of the Fund’s TFP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference	Term Redemption Date	Mode
NPCT	A	70,000	$70,000,000	May 2, 2033	VRM

The average liquidation preference of TFP Shares outstanding and the annualized dividend rate for the Fund during the current fiscal period were as follows:

Fund	Average Liquidation Preference of TFP Shares Outstanding	Annualized Dividend Rate
NPCT	$ 70,000,000	5.55%

7. Income Tax Information

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.

As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JGH	$440,832,626	$12,270,969	$(11,346,767)	$924,202
NPCT	601,821,728	1,818,077	(104,369,748)	(102,551,671)
JLS	151,616,587	3,274,941	(14,558,909)	(11,283,968)

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.

As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:

Notes to Financial Statements (continued)

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryforwards	Late-Year Loss Deferrals	Other Book-to-Tax Differences	Total
JGH	$—	$—	$(914,116)	$(136,529,251)	$—	$(253,687)	$(137,697,054)
NPCT	—	—	(111,140,352)	(69,752,968)	—	(80,017)	(180,973,337)
JLS	967,392	—	(12,468,123)	(3,690,354)	—	—	(15,191,085)

As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:

Fund	Short-Term	Long-Term	Total
JGH	$28,220,391	$108,308,860	$136,529,251
NPCT	13,116,436	56,636,532	69,752,968
JLS	1,775,831	1,914,523	3,690,354

8. Management Fees and Other Transactions with Affiliates

Management Fees: Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Advisers are compensated for their services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

	JGH	NPCT
Average Daily Managed Assets	Fund-Level Fee Rate	Fund-Level Fee Rate
For the first $500 million	0.7000%	0.8000%
For the next $500 million	0.6750	0.7750
For the next $500 million	0.6500	0.7500
For the next $500 million	0.6250	0.7250
For managed assets over $2 billion	0.6000	0.7000

JLS
Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.8000%
For the next $125 million	0.7875
For the next $150 million	0.7750
For the next $600 million	0.7625
For managed assets over $1 billion	0.7500

The annual complex-level fee, payable monthly, for each fund is calculated according to the following schedule:

Complex-Level Asset Breakpoint Level*	Complex-Level Fee
For the first $124.3 billion	0.1600%
For the next $75.7 billion	0.1350
For the next $200 billion	0.1325
For eligible assets over $400 billion	0.1300

*

The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen-branded closed-end funds and Nuveen branded open-end funds (“Nuveen Mutual Funds”). Except as described below, eligible assets include the assets of all Nuveen-branded closed-end funds and Nuveen Mutual Funds organized in the United States. Eligible assets do not include the net assets of: Nuveen fund-of-funds, Nuveen money market funds, Nuveen index funds, Nuveen Large Cap Responsible Equity Fund or Nuveen Life Large Cap Responsible Equity Fund. In addition, eligible assets include a fixed percentage of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by the Adviser’s affiliate, Teachers Advisors, LLC (except those identified above). The fixed percentage will increase annually until May 1, 2033, at which time eligible assets will include all of the aggregate net assets of the active equity and fixed income Nuveen Mutual Funds advised by Teachers Advisors, LLC (except those identified above). Eligible assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances.

As of the end of the reporting period, the annual complex-level fee for each Fund was as follows:

Fund	Complex-Level Fee
JGH	0.1569%
NPCT	0.1569
JLS	0.1569

9. Commitments and Contingencies

In the normal course of business, each Fund enters into a variety of agreements that may expose the Fund to some risk of loss. These could include certain agreements related to preferred shares, which are described elsewhere in these Notes to Financial Statements. The risk of future loss arising from such agreements, while not quantifiable, is expected to be remote. As of the end of the reporting period, the Funds did not have any unfunded commitments.

From time to time, the Funds may be party to certain legal proceedings in the ordinary course of business, including proceedings relating to the enforcement of the Funds’ rights under contracts. As of the end of the reporting period, management has determined that any legal proceeding(s) the Funds are subject to, including those described within this report, are unlikely to have a material impact to any of the Funds’ financial statements.

10. Borrowing Arrangements and Reverse Repurchase Agreements

Borrowings: Each Fund has entered into a borrowing arrangement (“Borrowings”) as a means of leverage. As of the end of the reporting period, each Fund’s maximum commitment amount under these Borrowings is as follows:

Fund	Maximum Commitment Amount
JGH	$125,000,000
NPCT	80,000,000
JLS	22,500,000

As of the end of the reporting period, each Fund’s outstanding balance on its Borrowings was as follows:

Fund	Outstanding balance on Borrowings
JGH	$106,500,000
NPCT	62,500,000
JLS	2,520,000

JGH has entered into a 364-day revolving line of credit. Interest is charged on these Borrowings to the drawn amount at a rate per annum equal to one-month Term SOFR (“Secured Overnight Financing Rate”) plus 0.90%. The Fund also accrued a 0.15% per annum commitment fee based on the undrawn balance based on the maximum commitment amount of the Borrowings to the extent the unused portion of the Borrowings is less than 50% of the maximum commitment amount otherwise the per annum commitment fee is 0.25%.

NPCT has entered into a committed financing agreement. Interest is charged on these Borrowings to the drawn amount at a rate per annum equal to Fed Funds plus 0.80% and accrues 0.25% per annum on the undrawn balance if the undrawn portion of the Borrowings on a particular day is more than 10% of the maximum commitment amount.

JLS has entered into a committed financing agreement. Interest is charged on these Borrowings at OBFR (“Overnight Bank Funding Rate”) plus 1.70% per annum on the amount borrowed and 0.50% per annum on the undrawn balance which was waived for the reporting period.

During the current fiscal period, the average daily balance outstanding and average annual interest rate on each Fund’s Borrowings were as follows:

Notes to Financial Statements (continued)

Fund	Utilization Period (Days Outstanding)	Average Daily Balance Outstanding	Average Annual Interest Rate
JGH	181	$106,486,188	5.38%
NPCT	181	62,500,000	4.28
JLS	181	2,520,000	6.10

Other Borrowings Information for the Funds: In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Each Fund’s Borrowings outstanding are fully secured by eligible securities held in each Fund’s portfolio of investments.

Each Fund’s Borrowings outstanding is recognized as “Borrowings” on the Statement of Assets and Liabilities. Interest expense and other fees incurred on the drawn amount and undrawn balance are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Rehypothecation: JLS has entered into a Rehypothecation Side Letter (“Side Letter”) with its prime brokerage lender, allowing it to re-register the Pledged Collateral in its own name or in a name other than the Fund’s to pledge, repledge, hypothecate, rehypothecate, sell, lend or otherwise transfer or use the Pledged Collateral (the “Hypothecated Securities”) with all rights of ownership as described in the Side Letter. Subject to certain conditions, the total value of the outstanding Hypothecated Securities shall not exceed the lesser of (i) 98% of the outstanding balance on the Borrowings to which the Pledged Collateral relates and (ii) 33 1⁄3 % of the Fund’s total assets. The Fund may designate any Pledged Collateral as ineligible for rehypothecation. The Fund may also recall Hypothecated Securities on demand.

The Fund also have the right to apply and set-off an amount equal to one-hundred percent (100%) of the then-current fair market value of such Pledged Collateral against the current Borrowings under the Side Letter in the event that the prime brokerage lender fails to timely return the Pledged Collateral and in certain other circumstances. In such circumstances, however, the Fund may not be able to obtain replacement financing required to purchase replacement securities and, consequently, the Fund’s income generating potential may decrease. Even if a Fund is able to obtain replacement financing, it might not be able to purchase replacement securities at favorable prices.

The Fund will receive a fee in connection with the Hypothecated Securities (“Rehypothecation Fees”) in addition to any principal, interest, dividends and other distributions paid on the Hypothecated Securities.

As of the end of the reporting period, the Fund had $1,548,137 in Hypothecated Securities. During the current fiscal period, the Fund earned Rehypothecation Fees of $321, which is recognized as “Rehypothecation income” on the Statement of Operations.

Reverse Repurchase Agreements: During the current fiscal period, the fund utilized reverse repurchase agreements as a means of leverage.

Each Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense” on the Statement of Operations.

In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed.

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

Fund	Counterparty	Rate	Principal Amount	Maturity	Value	Value and Accrued Interest
JGH	Societe Generale SA	4.86%	$(21,000,000)	On-Demand	$(21,000,000)	$(21,238,397)
NPCT	Societe Generale SA	4.74%	(33,820,000)	7/03/25	(33,820,000)	(33,933,523)
NPCT	Societe Generale SA	4.73%	(3,000,000)	7/03/25	(3,000,000)	(3,020,540)
NPCT	Toronto-Dominion Bank/The	5.06%	(12,000,000)	7/15/25	(12,000,000)	(12,124,163)
Total			$(48,820,000)		$(48,820,000)	$(49,078,226)
JLS	Lucid Prime Fund LLC	5.15%	(5,044,000)	7/17/25	(5,044,000)	(5,057,715)
JLS	Royal Bank of Canada	5.77%	(8,975,000)	7/17/25	(8,975,000)	(9,081,431)
JLS	Societe Generale SA	5.44%	(14,118,000)	7/02/25	(14,118,000)	(14,179,862)
Total			$(28,137,000)		$(28,137,000)	$(28,319,008)

During the current fiscal period, the average daily balance outstanding and average annual interest rate on the Funds’ reverse repurchase agreements were as follows:

Fund	Utilization period (days outstanding)	Average daily balance outstanding		Weighted Average annual interest rate
JGH	181	$	(20,000,000)	5.29%
NPCT	181		(48,820,000)	4.88%
JLS	181		(28,351,740)	5.58%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

Fund	Counterparty	Reverse Repurchase Agreements*	Collateral Pledged to Counterparty
JGH	Societe Generale	$(21,238,397)	$(29,094,837)
NPCT	Societe Generale	(33,933,522)	(46,543,727)
	Societe Generale	(3,020,540)	(4,374,559)
	Toronto-Dominion Bank/The	(12,124,163)	(16,554,936)
JLS	Lucid Prime Fund LLC	(5,057,714)	(6,223,288)
	Royal Bank of Canada	(9,081,431)	(14,658,671)
	Societe Generale	(14,179,862)	(18,760,389)
* Represents gross value and accrued interest for the counterparty as reported in the preceding table.

11.  Inter-Fund Lending

Inter-Fund Borrowing and Lending: The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

12. Subsequent Events

Shelf Offering: On August 15, 2025, JGH filed a registration statement with the SEC authorizing the Fund to issue an additional $100,000,000 common shares, preferred shares and/or subscription rights to purchase common shares through a shelf offering.

Shareholder Meeting Report

(Unaudited)

The annual meeting of shareholders for NPCT was held on April 17, 2025; at this meeting the shareholders were asked to elect Board Members.

The vote totals for NPCT are set forth below:

	NPCT
	Common and Preferred Shares voting together as a single class	Preferred Shares
Approval of the Board Members was reached as follows:
Thomas J. Kenny
For	20,579,357	-
Withhold	2,935,180	-
Total	23,514,537	-
Joanne T. Medero
For	20,518,263	-
Withhold	2,996,274	-
Total	23,514,537	-
Loren M. Starr
For	20,044,452	-
Withhold	3,470,085	-
Total	23,514,537	-
Matthew Thornton III
For	20,095,697	-
Withhold	3,418,840	-
Total	23,514,537	-
Robert L. Young
For	20,104,984	-
Withhold	3,409,553	-
Total	23,514,537	-
Albin F. Moschner
For	-	70,000
Withhold	-	-
Total	-	70,000
Margaret L. Wolff
For	-	70,000
Withhold	-	-
Total	-	70,000

The annual meeting of shareholders for JGH and JLS was held on April 17, 2025; at this meeting the shareholders were asked to elect Board Members.

The vote totals for JGH and JLS are set forth below:

	JGH	JLS
	Common Shares	Common Shares
Approval of the Board Members was reached as follows:
Michael A. Forrester
For	15,200,310	2,737,558
Withhold	4,093,222	98,707
Total	19,293,532	2,836,265
Thomas J. Kenny
For	15,025,392	2,732,309
Withhold	4,268,140	103,956
Total	19,293,532	2,836,265
Margaret L. Wolff
For	15,029,480	2,742,947
Withhold	4,264,052	93,318
Total	19,293,532	2,836,265
Robert L. Young
For	15,039,562	2,732,309
Withhold	4,253,970	103,956
Total	19,293,532	2,836,265

Additional Fund Information

(Unaudited)

Board of Trustees
Joseph A. Boateng	Michael A. Forrester	Thomas J. Kenny	Amy B.R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Loren M. Starr	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Congress Street Suite 1 Boston, MA 02114-2016	Legal Counsel Chapman and Cutler LLP Chicago, IL 60606	Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP One North Wacker Drive Chicago, IL 60606	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Portfolio of Investments Information Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	JGH	NPCT	JLS
Common shares repurchased	0	0	0

FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

Asset-Backed Securities (ABS): Securities whose value and income payments are derived from and collateralized by a specific pool of underlying assets. The pool of assets typically is a group of small and/or illiquid assets that may be difficult to sell individually. The underlying pools of asset-backed securities often include payments from credit cards, auto loans or mortgage loans.

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Commercial Mortgage-Backed Securities (CMBS): Commercial mortgage-backed securities are backed by cash flows of a mortgage or pool of mortgages on commercial real estate. CMBS generally are structured to provide protection to the senior class investors against potential losses on the underlying mortgage loans. CMBS are typically characterized by the following: i) loans on multifamily housing, non-residential property, ii) payments based on the amortization schedule of 25-30 years with a balloon payment due usually after 10 years, and iii) restrictions on prepayments.

Contingent Capital Securities (CoCos): CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCos investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s CoCos may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio.

Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Mortgage-Backed Securities (MBS): Mortgage-backed securities (MBS) are bonds backed by pools of mortgages, usually with similar characteristics, and which return principal and interest in each payment. MBS are composed of residential mortgages (RMBS) or commercial mortgages (CMBS). RMBS are further divided into agency RMBS and non-agency RMBS, depending on the issuer.

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

Glossary of Terms Users in the Report (continued)

Residential Mortgage-Backed Securities (RMBS): Residential mortgage-backed securities are securities the payments on which depend primarily on the cash flow from residential mortgage loans made to borrowers that are secured by residential real estate. RMBS consist of agency and non-agency RMBS. Agency RMBS have agency guarantees that assure investors that they will receive timely payment of interest and principal, regardless of delinquency or default rates on the underlying loans. Agency RMBS include securities issued by the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, and other federal agencies, or issues guaranteed by them. Non-agency RMBS do not have agency guarantees. Non-agency RMBS have credit enhancement built into the structure to shield investors from borrower delinquencies. The spectrum of non-agency residential mortgage loans includes traditional jumbo loans (prime), alternative-A loans (Alt-A), and home equity loans (subprime).

Statement Regarding Basis for Approval of Investment Advisory Contract

(Unaudited)

Nuveen Global High Income Fund

Nuveen Core Plus Impact Fund

Nuveen Mortgage and Income Fund

The Approval Process

At meetings held on April 28 and 29, 2025 (the “Meeting”), the Boards of Directors or Trustees (as the case may be) of the group of funds advised by Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”), including the Funds (as defined below), and the group of funds advised by Teachers Advisors, LLC (“TAL” and all such funds, collectively, the “Nuveen funds” or the “funds”) approved the renewal of the investment management agreements (each, an “Investment Management Agreement”) with NFAL and TAL, respectively. TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Boards of Trustees of the Funds also approved the renewal of the sub-advisory agreements (each, a “Sub-Advisory Agreement”) with: (i) in the case of Nuveen Global High Income Fund (the “Global High Income Fund”) and Nuveen Core Plus Impact Fund (the “Core Plus Impact Fund”), Nuveen Asset Management, LLC (“NAM” and, each of NAM and TAL, a “Sub-Adviser”), and (ii) in the case of Nuveen Mortgage and Income Fund (the “Mortgage Fund”), TAL. NAM and TAL are each an affiliate of the Adviser.

The Boards of Directors or Trustees of the Nuveen funds are each a “Board” or collectively the “Board” (as the context may dictate) and the directors or trustees (as the case may be) are each a “Board Member.” The Board Members of each Board are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)) and, therefore, each Board is deemed to be comprised of all disinterested Board Members. References to a Board and the Board Members are interchangeable.

In accordance with applicable law, following up to an initial two-year period, the Board of each Fund considers the renewal of each Investment Management Agreement and Sub-Advisory Agreement on behalf of the Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements,” and the Adviser and each Sub-Adviser are collectively the “Fund Advisers” and each a “Fund Adviser.” Below is a summary of the annual review process the Board undertook related to its most recent renewal of the Advisory Agreements with respect to each Nuveen fund covered by this report (each, a “Fund” and, collectively, the “Funds”).

To reach their determination, the Board Members considered the review of the Advisory Agreements to be an ongoing process. The Board Members employed the accumulated information, knowledge and experience they had gained during their tenure as disinterested Board Members on the respective Board of the Nuveen funds and its committees in overseeing the applicable funds and working with the respective investment advisers and sub-advisers in their review of the advisory agreements for the fund complex. The Board and/or its committees meet regularly throughout the year and at these meetings, the Board Members received materials and discussed information covering a wide range of topics pertinent to the annual consideration of the renewal of the Advisory Agreements. Such topics include, but are not limited to, the investment performance of the funds over various periods; investment oversight matters; economic, market and regulatory developments; any significant organizational or other developments impacting a Fund Adviser and its strategic plans for its business; product initiatives for various funds; fund expenses; compliance, regulatory and risk management matters; trading practices; the derivatives risk management program; management of distributions; valuation of securities; payments to financial intermediaries; securities lending (as applicable); and closed-end fund market activity, capital management initiatives, institutional ownership, management of leverage financing, the secondary market trading of the closed-end funds and any actions taken to address market discounts to net asset value. The Board also seeks to meet at its regular quarterly meetings with members of senior management to discuss various topics, including market conditions, industry developments and any significant developments or strategic plans for the Fund Advisers, if any.

To help with the review of performance, the Board and/or its committees periodically received and discussed presentations from member(s) of investment teams throughout the year, culminating in an annual performance review of the Nuveen funds at the Board’s meeting held on February 25-26, 2025 (the “February Meeting”). The presentations, discussions and meetings during the year provide a means for the Board Members to evaluate and consider the level, breadth and quality of services provided by the Fund Advisers and any changes to such services over time in light of new or modified regulatory requirements, changes to market conditions or other factors.

In addition to the materials and discussions that occurred at prior meetings, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of the Advisory Agreements. During the year, management worked with an ad hoc committee established by the Board to help enhance and streamline the materials provided in connection with the annual review of the Advisory Agreements. The materials provided at the Meeting and/or prior meetings covered a wide range of matters including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of each Sub-Adviser and applicable investment team; an analysis of fund performance with a focus on funds considered to have met certain challenged performance measurements; an analysis of the fees and expense ratios of the Nuveen funds with a focus on funds considered to have certain expense characteristics; a list of management fee and sub-advisory fee schedules; an analysis of advisory fees compared to fees assessed to other types of clients; a description of portfolio manager compensation; certain profitability and/or financial data; and a description of indirect benefits received by the Fund Advisers as a result of their relationships with the Nuveen funds. The Board also considered information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, comparing fee and expense levels of each respective Fund to those of a peer universe.

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the Advisory Agreements is based on all the information provided to the Board and its committees over time. The performance, fee and expense data and other information provided by a Fund Adviser, Broadridge or other service providers were not independently verified by the Board Members.

As part of their review, the Board Members and independent legal counsel met in executive session on April 9, 2025 to review and discuss materials provided in connection with their annual review of the Advisory Agreements. After reviewing this information, the Board Members requested, directly or through independent legal counsel, additional information, and the Board subsequently reviewed and discussed the responses to these follow-up questions and requests. The Board Members and independent legal counsel met again in executive session on April 17, 2025 (together with the April 9, 2025 executive session, the “Executive Sessions”) to discuss the responses to the initial supplemental information request and, following their review of the data provided, requested management present certain additional information at the Meeting. In addition to the Executive Sessions, the Board Members met in additional executive sessions prior to and during the Meeting. During the Meeting, the Board Members considered the responses, invited representatives of management to provide additional information and determined that the information provided (whether oral or written) was responsive to their requests.

The Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives of management were present. In connection with their annual review, the Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.

After the discussions and with the background and knowledge described above, the Board Members approved the continuation of the Advisory Agreements on behalf of the applicable Funds for an additional one-year period. The Board did not identify any single factor as all-important or controlling, but rather each decision reflected the comprehensive consideration of all the information (written or oral) provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the annual review process. The contractual arrangements may reflect the results of prior year(s) of review, negotiation and information provided in connection with the Board’s annual review of the Funds’ advisory arrangements and oversight of the Funds. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the annual review process and may have placed different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services

In evaluating the renewal of the Advisory Agreements, the Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to each respective Fund. With this approach, they considered the roles of the Adviser and the respective Sub-Adviser in providing services to the Funds.

The Board considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the Funds. The Board considered the Adviser and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. Among the information provided in connection with the review of services at the Meeting and/or prior meetings, the Board considered a description of the organizational changes at the Adviser during the year, the management teams that comprise the various support and investment functions for the funds and the background of certain personnel who support the funds. The Board considered the significant resources, both financial and personnel, the Adviser and its affiliates had committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. To help ensure the continuation of services, the Board considered, among other things, management’s emphasis on succession planning and key person risk evaluation pursuant to which certain management team(s) meet annually to conduct a comprehensive review of successors to key positions, to develop and monitor corporate-wide standards and procedures in seeking to help ensure the firm may continue to operate in the event of business disruptions, and to review staffing and compensation levels to help remain competitive with peers in the industry. The Board considered a description of the application of business continuity plans and the periodic testing and review of such plans. As noted below, the Board also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality of services to the Funds.

In its review, the Board considered that the Funds operated in a highly regulated industry and the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the Funds have expanded over the years due to regulatory, market and other developments. Such services included maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board considered that the Adviser provides investment advisory services. With respect to the Funds, such Funds utilize the applicable Sub-Adviser to manage the portfolios of the Funds subject to the supervision of the Adviser. Accordingly, the Board considered that the Adviser and its affiliates, among other things, oversee and review the performance of the respective Sub-Adviser and its investment team(s); evaluate Fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. As noted below, the Board also considered the Nuveen funds’ performance over various time periods throughout the year.

In addition to the portfolio management services provided to the Funds (including indirectly by overseeing a Sub-Adviser), the Board considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Such services also include managing leverage; providing capital management and secondary market services (such as implementing common share shelf offerings, capital return programs and common share repurchases); and maintaining a closed-end fund investor relations program. The Board considered that management actively monitors any discount from net asset value per share at which a fund’s common stock trades and evaluates potential avenues to mitigate the discount, including evaluating the level of distributions that the fund pays.

Aside from the services provided, the Board considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board considered the funds’ access to a seed capital budget provided by the Adviser and/or its affiliates to support new or existing funds and/or facilitate changes for a respective fund. The Board considered the benefits to shareholders of investing in a Fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services.

In its review, the Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the Funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board considered the division of responsibilities between the Adviser and the respective Sub-Adviser and considered that each Sub-Adviser and its investment personnel, as noted, generally are responsible for the management of the respective Fund’s portfolio under the oversight of the Adviser and the Board. The Board considered an analysis of each Sub-Adviser provided by the Adviser which included, among other things, a summary of changes (if any) in the leadership teams and/or portfolio manager teams; the performance of the funds sub-advised by the respective Sub-Adviser over various periods of time that met certain performance screening measurements; and data reflecting product changes (if any) taken with respect to certain funds. The Board considered that the Adviser recommended the renewal of the Sub-Advisory Agreements.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.

B. The Investment Performance of the Funds and Fund Advisers

In evaluating the quality of the services provided by the Fund Advisers, the Board also considered a variety of investment performance data of the Funds. In leading up to the annual review, the Board and/or its Investment Committee considered, among other things, Fund performance (based on net asset value net of fees) over the quarter, one-, three- and five-year periods ending December 31, 2024 on an absolute basis and as compared to the performance of comparable peers (the “Performance Peer Group”) and to a benchmark for the prescribed periods. Prior to the Meeting, the Board also received updated Fund performance over the quarter, one-, three- and five-year periods ended March 31, 2025 on an absolute basis and in comparison to the Performance Peer Group and a benchmark for the prescribed periods. In its review of relative performance, the Board considered a Fund’s performance relative to its Performance Peer Group, among other things, by evaluating its quartile ranking with the 1st quartile representing the top performing funds within the Performance Peer Group and the 4th quartile representing the lowest performing funds.

The Board took into account the performance data, presentations and discussions (written and oral) that were provided at the Meeting and in prior meetings over time in evaluating fund performance, including particular focus on management’s analysis of the performance of funds that met certain screening measurements as determined pursuant to a methodology approved by the Board or additional measurements as determined by management’s investment analysts. As various Nuveen funds have modified their portfolio teams and/or made significant changes to their portfolio strategies over time, the Board reviewed, among other things, certain tracking performance data over specific periods comparing performance before and after such changes.

In evaluating performance, the Board considered some of the limitations of the performance data. The Board considered, among other things, that performance data reflects performance over a specified period which may differ significantly depending on the ending dates selected, particularly during periods of market volatility. Further, the Board considered that regardless of the performance period reviewed by the Board, shareholders may evaluate performance based on their own respective holding periods which may differ from the performance periods reviewed by the Board and lead to differing results. With respect to comparative performance, the Board considered that differing investment objectives, investment strategies, dates of inception, type and cost of leverage (if any), asset size and other factors between the Performance Peer Group and the respective Fund necessarily lead to differences in performance results. Similarly, differences in the investment objective(s) and strategies of a Fund and its benchmark (particularly an actively managed fund that does not directly follow an index) as well as the costs of operating a Fund would contribute to differences in performance results. To assist the Board in its review of the comparability of the relative performance, management generally has ranked the relevancy of the Performance Peer Groups to the applicable funds (subject to certain exceptions) as low, medium or high.

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

The Board also considered that secondary market trading of shares of the closed-end funds also continues to be a priority for the Board given its importance to shareholders, and therefore, the Board and/or its Closed-End Fund Committee reviews certain performance data reflecting, among other things, the premiums and discounts at which the shares of the closed-end funds have traded as of specified dates at their quarterly meetings with an annual review of the closed-end fund market for the 2024 calendar year at its February Meeting. In its review, the Board considered, among other things, market conditions for closed-end funds, changes to investment mandates and guidelines, distribution policies, and leverage management; additional share offerings, share repurchases (if any) and similar capital market actions; and effective communications programs to build greater awareness and deepen understanding of closed-end funds. As applicable, the Board considered, among other things, the impact of leverage on a closed-end fund’s common share earnings and total return.

The Board evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer- specific information, asset class information, leverage and fund cash flows. The Board considered that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could disproportionately affect performance. Further, the Board considered that market and economic conditions may significantly impact a Fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Although the Board reviews short-, intermediate- and longer-term performance data, the Board considered that longer periods of performance may reflect full market cycles.

In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. In evaluating performance, the Board focused particular attention on funds with less favorable performance records. However, depending on the facts and circumstances, including any differences between the respective fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark and/or peer group for certain periods. With respect to any funds for which the Board has identified performance issues, the Board seeks to monitor such funds more closely until performance improves, discuss with the Adviser the reasons for such results, consider whether any steps are necessary or appropriate to address such issues, discuss and evaluate the potential consequences of such steps and review the results of any steps undertaken.

The performance determinations with respect to each Fund are summarized below:

•

For the Global High Income Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2024, the Fund outperformed its benchmark for the one-year period ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and third quartile for the five-year period ended December 31, 2024. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For the Core Plus Impact Fund, the Board considered that although the Fund’s performance was below the performance of its benchmark for the three-year period ended December 31, 2024, the Fund outperformed its benchmark for the one -year period and matched the performance of its benchmark for the five-year period ended December 31, 2024. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the three-year period ended December 31, 2024, the Fund ranked in the third quartile for the one-year period and first quartile for the five-year period ended December 31, 2024. In considering performance, the Board considered that the Fund’s Performance Peer Group was classified as low for relevancy. The Board considered management’s analysis on the Fund’s performance, including the factors that contributed to or detracted from performance. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

•

For the Mortgage Fund, the Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2024. In addition, the Fund ranked in the first quartile of its Performance Peer Group for the one-year period and second quartile for the three- and five-year periods ended December 31, 2024. In its review, the Board considered that the Fund’s Performance Peer Group was classified as low for relevancy. On the basis of the Board’s ongoing review of investment performance and all relevant factors, including the relative market conditions during certain reporting periods, the Fund’s investment objective(s) and management’s discussion of performance, the Board concluded that the Fund’s performance supported renewal of the Advisory Agreements.

C. Fees, Expenses and Profitability

1.	Fees and Expenses

As part of the annual review, the Board Members considered, among other things, the management fee schedules for the respective Fund. In addition to the management fee arrangements, the Board Members considered a Fund’s operating expense ratio as it more directly reflected a shareholder’s total costs in investing in the respective Fund.

In its review, the Board considered that the management fees of the Funds were generally comprised of two components, a fund-level component and a complex-level component, each with its own breakpoint schedule, subject to certain exceptions. The Board considered that in 2024, the Board approved a revised complex-wide breakpoint schedule which simplified and reduced the complex-level fee rates at various thresholds and expanded the eligible funds whose assets would be included in calculating the complex-level fee, effective May 1, 2024. The Board considered that the complex-level component is intended to be an efficient mechanism designed to help share cost efficiencies with shareholders as the complex- wide assets grow.

The Board also considered comparative fee and expense information prepared by an independent third-party provider of fund data. More specifically, the Board Members generally reviewed, among other things, each Fund’s management fee rates and net total expense ratio in relation to similar data for a comparable universe of peers (the “Expense Universe”). In their review, the Board Members considered, in particular, each fund with a net total expense ratio (based on common assets and excluding investment-related costs such as the costs of leverage and taxes) meeting certain expense screening criteria adopted by the Board when compared to its Expense Universe and management’s commentary as to the factors contributing to each such fund’s relative net total expense ratio. The Board also considered, in relevant part, a fund’s management fee in light of its performance history with particular focus on any fund identified as having a higher management fee and/or expense ratio compared to peers coupled with experiencing a period of challenged performance.

In their review, the Board Members considered the methodology Broadridge employed to establish its Expense Universe. The Board further considered that differences between the applicable Fund and its Expense Universe, as well as changes to the composition of the Expense Universe from year to year, may limit some of the value of the comparative data. The Board Members also considered that it can be difficult to compare management fees among funds with peers as there are variations in the services that are included for the fees paid. The Board Members took these limitations and differences into account when reviewing comparative peer data.

In addition, although the Board reviewed net total expense ratio both including and excluding investment-related expenses (e.g., leverage costs), as applicable, the Board considered that leverage expenses will vary across funds and peers because of differences in the forms and terms of leverage employed by the respective fund and therefore generally considered each closed-end fund’s net total expense ratio and fees excluding investment- related costs and taxes. The Board also considered that the use of leverage may create a conflict of interest for the respective Adviser and Sub- Adviser given the increase of assets from leverage upon which an advisory or sub-advisory fee is based but also considered the impact of leverage on the fund’s return. The Board Members considered, however, that the Adviser and respective Sub-Adviser would seek to manage the potential conflict by recommending to the Board to leverage the applicable fund or increase such leverage when the respective Fund Adviser has determined that such action would be in the best interests of the respective fund and its common shareholders and by periodically reviewing with the Board the fund’s performance and the impact of the use of leverage on that performance.

With respect to the Sub-Advisers, the Board also considered, among other things, the sub-advisory fee schedule paid to the respective Sub-Adviser in light of the sub-advisory services provided to the respective Fund. In its review, the Board considered that the compensation paid to a Sub- Adviser is the responsibility of the Adviser, not the Funds.

The Board’s considerations regarding the comparative fee data for each Fund are set forth below:

•

For the Global High Income Fund, although the Fund’s actual management fee rate was above the Expense Universe median, the Fund’s contractual management fee rate was slightly above (within 5 basis points) the Expense Universe median, and the Fund’s net total expense ratio was below the Expense Universe median.

•

For the Core Plus Impact Fund, the Fund’s contractual management fee rate, actual management fee rate and net total expense ratio were each above the Expense Universe median. In its review, the Board considered, among other things, that differences in the Fund’s investment strategy relative to the peer set in the Expense Universe, a reduction in the contractual management fee driven by a reduction in the complex-wide fee implemented in 2024, and an increase in non-management fees due to costs related to higher activist related shareholder costs during the review period impacted the relative expense results.

•

For the Mortgage Fund, although the Fund’s contractual management fee rate and actual management fee rate were above the Expense Universe median, the Fund’s net total expense ratio was slightly above (within 5 basis points) the Expense Universe median. In its review, the Board, however, also considered, among other things, the composition of the Expense Universe which included only three peers that were unaffiliated with Nuveen funds.

Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2.	Comparisons with the Fees of Other Clients

In evaluating the appropriateness of fees, the Board also considered that the Adviser, the Sub-Advisers and/or their affiliate(s) provide investment management services to other types of clients which may include, among others: separately managed accounts (“SMAs”), retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients which limited the comparability of the data. In this regard, the Board considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to the variations in relative fee rates. Differences in the level of advisory services required for passively managed funds also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations

Statement Regarding Basis for Approval of Investment Advisory Contract

(continued)

in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the Funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that a Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees received for retail wrap accounts and other external sub-advisory mandates. The Board concluded that the varying levels of fees were reasonable given the foregoing.

 3.    Profitability of the Fund Advisers

In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed the Sub-Advisers) from its relationship with the Funds, the Board Members considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser of certain other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also considered the investments the Adviser, its parent and/or other affiliates made into their business.

In evaluating the reasonableness of the compensation, the Board Members also considered the indirect benefits the Adviser or Sub-Advisers received that were directly attributable to the management of the applicable funds as discussed in further detail below. Based on its review, the Board was satisfied that the Adviser’s (together with the Sub-Advisers) level of profitability from its relationship with the applicable Fund was not unreasonable in light of the nature, extent and quality of services provided.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether there have been economies of scale with respect to the management of the funds, whether these economies of scale have been appropriately shared with the funds and whether there is potential for realization of further economies of scale. Although the Board considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the funds for the fees paid. The Board considered such factors applicable to the particular Fund’s advisory fee structure.

As noted above, the Board considered that the management fee of the Adviser for the Funds generally was comprised of a fund-level component and a complex-level component each with its own breakpoint schedule. The Board also approved a revised complex-wide breakpoint schedule in 2024 which reduced the complex-level fee rates at various thresholds and expanded the assets included when calculating the complex-level fee. With this structure, the Board considered that the complex-level breakpoint schedule was designed to deliver the benefits of economies of scale to shareholders when the assets of the eligible participating funds in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined, and the fund-level breakpoint schedules were designed to share economies of scale with shareholders if the particular fund grows. The Board reviewed the fund-level and complex-level fee schedules.

Although closed-end funds may make additional share offerings from time to time, the Board considered that closed-end funds have a more limited ability to increase their assets to attain additional economies of scale because the growth of their assets will occur primarily from the appreciation of their investment portfolios.

The Board Members also considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this was also a means of sharing economies of scale with the funds and their shareholders. The Board considered the Adviser’s and/or its affiliates’ ongoing efforts to streamline the product line-up, among other things, to create more scaled funds which may help improve both expense and trading economies for participating funds.

Based on its review, the Board was satisfied that the current fee arrangements together with the reinvestment in management’s business appropriately shared any economies of scale with shareholders.

E. Indirect Benefits

The Board Members received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds. These benefits included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and the Adviser and/or affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board considered that an affiliate of the Adviser received compensation in 2024 for serving as an underwriter on shelf offerings of existing closed-end funds and reviewed the amounts paid for such services in 2024 and 2023.

In addition, the Board Members considered that the Adviser and Sub-Advisers (except as noted) may utilize soft dollar brokerage arrangements attributable to the respective fund(s) to obtain research and other services for any or all of their clients, although the Board Members also considered with respect to the Nuveen funds advised by the Adviser, reimbursements of such costs by the Adviser and/or the applicable Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the Nuveen funds to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services provided.

F. Other Considerations

The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed for an additional one-year period.

Nuveen:

Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive | Chicago, IL 60606 | www.nuveen.com	ESA-B-0625P 4631621

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Portfolio of Investments filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable to closed-end investment companies.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Statement Regarding Basis for Approval of Investment Advisory Contract in Item 1.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen Mortgage and Income Fund

Date: September 5, 2025	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 5, 2025	By: /s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: September 5, 2025	By: /s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)